       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2000

                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                         POST-EFFECTIVE AMENDMENT NO. 5
                                                                             /X/
                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 7                              /X/

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (EXACT NAME OF REGISTRANT)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

      1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana 46802
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (219) 455-2000


Elizabeth A. Frederick, Esquire            Kimberly J. Smith, Esquire
1300 S. Clinton St.                        Sutherland Asbill &
Ft. Wayne, IN 46802                          Brennan LLP
(NAME AND ADDRESS OF                       1275 Pennsylvania Ave. N.W.
 AGENT FOR SERVICE)                        Washington, DC 20004


Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on May 1, 2000, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on            pursuant to paragraph (a)(1) of Rule 485

================================================================================

Lincoln ChoicePlus
Lincoln Life Variable Annuity
Account N Individual Variable Annuity Contract

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
P.O. Box 7866
Fort Wayne, IN 46801

www.LincolnLife.com

This prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by Lincoln National Life Insurance Company (Lin-coln Life). The contract is for use with nonqualified plans and retirement plans qualified under Section 408 of the tax code (IRAs) and Section 408A (Roth
IRA). In the future, we may offer the contract for other qualified plans. Gen-erally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death ben-efit.

The minimum initial purchase payment for the contract is:

1. $10,000 for a nonqualified plan; and

2. $2,000 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment.

You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers from the fixed side of the contract. A Market Value Adjustment
(MVA)
may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lin-coln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options, you take all of the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, your contract value goes down. How much the contract value goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Al-so, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund
  AIM V.I Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Equity Fund

Alliance Variable Products Series Fund (Class B):

  Alliance Premier Growth Portfolio

  Alliance Growth and Income Portfolio

  Alliance Growth Portfolio

  Alliance Technology Portfolio

American Funds Insurance Series (AFIS) also known as American Variable Insur-ance Series (AVIS) (Class 2):

  AFIS Global Small Capitalization Fund

  AFIS Growth Fund

  AFIS International Fund

  AFIS Growth-Income Fund


Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust):

  Deutsche VIT Equity 500 Index Fund

Delaware Group Premium Fund (Standard Class):
  Delaware Premium Growth & Income Series

  Delaware Premium High Yield Series (formerly Delchester)

  Delaware Premium Emerging Markets Series

  Delaware Premium Select Growth Series
  Delaware Premium REIT Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Social Awareness Series
  Delaware Premium Trend Series


Variable Insurance Products Fund (Initial Class):
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio

Variable Insurance Products Fund III (Initial Class):
  Fidelity VIP III Growth Opportunities Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):

  Franklin Small Cap Securities Fund

  Franklin Mutual Shares Securities Fund

  Templeton Growth Securities Fund (formerly Global Growth)

  Templeton International Securities Fund

Liberty Variable Investment Trust:

  Newport Tiger Fund
Lincoln National:
  Bond Fund
  Money Market Fund

MFS(R) Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series

The following eight investment options are no longer available for allocation for purchase payments under Contracts issued on or after February 22, 2000. However, contractowners who purchased a Contract prior to February 22, 2000 may continue to allocate purchase payments or contract value to these investment options. It is currently anticipated that during the fourth quarter of 2000, we will close and replace these eight funds. See page 14 for further information.

Delaware Group Premium Fund, Inc.:

  Delaware Premium Devon Series

  Delaware Premium International Equity Series

Dreyfus Variable Investment Fund:

  Dreyfus Small Cap Portfolio

Kemper Variable Series:

  Kemper Small Cap Growth Portfolio

  Kemper Government Securities Portfolio

Liberty Variable Investment Trust:

  Colonial U.S. Growth & Income Fund

OCC Accumulation Trust:

  OCC Global Equity Portfolio

  OCC Managed Portfolio


This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep these pro-spectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offence.

You can obtain a Statement of Additional Information (SAI), dated the same date as this Prospectus about the contracts that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life In-surance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site (http:\\www.sec.gov). There is a table of con-tents for the SAI on the last page of this Prospectus.

May 1, 2000

Table of Contents

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        9
-------------------------------------------------
Condensed financial information for the VAA   10
-------------------------------------------------
Investment results                            13
-------------------------------------------------
Financial statements                          13
-------------------------------------------------
Lincoln National Life Insurance Company       13
-------------------------------------------------
Variable annuity account (VAA)                13
-------------------------------------------------
Investments of the variable annuity account   13
-------------------------------------------------
Charges and other deductions                  17
-------------------------------------------------
The contracts                                 19
-------------------------------------------------
Annuity payouts                               23
-------------------------------------------------


                                             Page
-------------------------------------------------
Fixed side of the contract                    24
-------------------------------------------------
Federal tax matters                           26
-------------------------------------------------
Voting rights                                 29
-------------------------------------------------
Distribution of the contracts                 29
-------------------------------------------------
Return privilege                              29
-------------------------------------------------
State regulation                              30
-------------------------------------------------
Records and reports                           30
-------------------------------------------------
Other information                             30
-------------------------------------------------
Statement of additional information
Table of contents for Lincoln Life Variable
Annuity Account N Lincoln ChoicePlus         B-1
-------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus).

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person upon whose life the annuity benefit payments are based and made to after the annuity commencement date.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary--The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.



Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to your designated beneficiary if the owner dies before the annuity commencement date.

Free amount--The amount that can be withdrawn each contract year without in-curring a surrender charge. The free amount is equal to 15% of the total Pur-chase Payments.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund available under the contracts.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently, nor-mally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge) as a per-centage of purchase payments surrendered/withdrawn: 7%

Account fee: $35
Transfer fee: $10

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

A market value adjustment (MVA) may be applied to the amount being surrendered or transferred (except for dollar cost averaging and account rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

The transfer charge will not be imposed on the first 12 transfers during a con-tract year. We reserve the right to charge a $10 fee for the 13th and each ad-ditional transfer during any contract year. Automatic dollar cost averaging and automatic rebalancing transfers are not included in these first twelve trans-fers.

--------------------------------------------------------------------------------

Account N annual expenses for Lincoln ChoicePlus subaccounts:

(as a percentage of average daily net assets)

Mortality and expense risk charge                           1.25%
Administrative charge                                        .15%
                                                            -----
Total annual charge for each Lincoln ChoicePlus subaccount  1.40%

Fund Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                                 Management              Other                 Total
                                                 Fees (after any         Expenses (after       Expenses (after
                                                 waivers/        + 12b-1 any waivers/          any waivers/
                                                 reimbursements)   Fees  + reimbursements) =   reimbursements)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.62%       N/A          0.11%                0.73%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.63        N/A          0.10                 0.73
--------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                    0.75        N/A          0.22                 0.97
--------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   0.61        N/A          0.15                 0.76
--------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (class B)                   0.75        0.25         0.12                 1.12
--------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63        0.25         0.09                 0.97
--------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00        0.25         0.04                 1.29
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)               0.71        0.25         0.24                 1.20
--------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.78        0.25         0.03                 1.06
--------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.38        0.25         0.01                 0.64
--------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.55        0.25         0.05                 0.85
--------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34        0.25         0.01                 0.60
--------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund/1/                 0.14        N/A          0.16                 0.30
--------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Standard class)/2/                                  0.60        N/A          0.11                 0.71
--------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly
 Delchester) (Standard class)/2/                      0.65        N/A          0.07                 0.72
--------------------------------------------------------------------------------------------------------------
Delaware Premium Devon Series (Standard
 class)/2/                                            1.65        N/A          0.10                 1.75
--------------------------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 (Standard class)/2/                                  1.19        N/A          0.28                 1.47
--------------------------------------------------------------------------------------------------------------
Delaware Premium International Equity Series
 (Standard class)/2/                                  0.83        N/A          0.09                 0.92
--------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Standard                0.64        N/A          0.21                 0.85
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series (Standard       0.75        N/A          0.06                 0.81
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Standard class)/2/                                  0.75        N/A          0.10                 0.85
--------------------------------------------------------------------------------------------------------------

                                                 Management              Other               Total
                                                 Fees (after any         Expenses (after     Expenses (after
                                                 waivers/          12b-1 any waivers/        any waivers/
                                                 reimbursements) + Fees  reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series              0.70%       N/A         0.15%               0.85%
  (Standard class)/2/
------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Standard               0.75        N/A         0.07                0.82
  class)/2/
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio             0.75        N/A         0.03                0.78
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Initial         0.48        N/A         0.09                0.57
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial                0.58        N/A         0.0                 0.66
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial              0.73        N/A         0.18                0.91
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio       0.58        N/A         0.11                0.69
  (Initial class)/3/
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund (class             0.55        0.25        0.27                1.07
  2)/4/,/9/
------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund (class         0.60        0.25        0.19                1.04
  2)/5/,/9/
------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly            0.83        0.25        0.05                1.13
  Global Growth) (class 2)/7/,/8/,/9/
------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (class        0.69        0.25        0.19                1.13
  2)/6/,/9/
------------------------------------------------------------------------------------------------------------
Kemper KVS Small Cap Growth Portfolio                 0.65        N/A         0.06                0.71
------------------------------------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio            0.55        N/A         0.08                0.63
------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth &         0.80        N/A         0.08                0.88
  Income Fund
------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund             0.49        N/A         0.31                1.21
------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45        N/A         0.08                0.53
------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48        N/A         0.11                0.59
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series/10/         0.75        N/A          .09                0.84
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Research Series/10/                0.75        N/A         0.11                0.86
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series/10/            0.75        N/A         0.15                0.90
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series/10/               0.75        N/A         0.16                0.91
------------------------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                     0.80        N/A         0.30                1.10
------------------------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                           0.77        N/A         0.06                0.83
------------------------------------------------------------------------------------------------------------

(1) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund.

(2) Effective May 1, 2000 through October 31, 2000, Delaware Management Compa-ny, "DMC" has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80% for Devon, High Yield and Growth and Income; 0.85% for REIT, Select Growth, Small Cap Value, Social Awareness and Trend; 0.95% for Interna-tional Equity; 1.50% for Emerging Markets. Without such an arrangement, the total operating expenses would have been 0.96% for REIT, 0.90% for Social Awareness, 0.94% for International and 1.53% for Emerging Markets. DMC vol-untarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research, "FMR" on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Equity-Income 0.56%; Growth 0.65%; Growth Opportunities 0.68%.

(4) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The ta-ble shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distri-bution and Service Fees 0.25%, Other Expenses 0.27% and Total Fund Operat-ing Expenses 1.07%.

(5) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Ex-penses 0.19% and Total Fund Operating Expenses 1.04%.

(6) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund approved new manage-ment fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's ex-penses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribu-tion and Service Fees 0.25%, Other Expenses 0.20% and Total Fund Operating Expenses 1.10%.

(7) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined as-sets, the fund's expenses after 5/1/00 would be estimated as: Management
  Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05% and Total Fund Operating Expenses 1.10%.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series; 0.85% for Research Se-ries; 0.89% for Total Return Series; 0.90% for Utilities Series.

EXAMPLES
(expenses of the subaccounts and the funds)
If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $92    $115    $140     $223
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         92     117     144      246
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           94     122     151      243
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          92     116     141      226
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            97     131     165      267
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         94     122     151      243
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    96     126     157      254
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                96     129     161      260
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        95     125     155      250
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             91     113     135      215
------------------------------------------------------------------------------------------
AFIS International Fund                                      93     119     145      233
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      90     111     133      212
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           87     103     119      186
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    91     115     139      221
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     92     115     139      222
------------------------------------------------------------------------------------------
Delaware Premium Devon Series                                92     116     140      225
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     99     136     173      280
------------------------------------------------------------------------------------------
Delaware Premium International Equity Series                 94     121     148      239
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        92     118     143      230
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                93     118     144      231
------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio                    92     117     142      227
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         90     111     132      210
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                91     113     136      217
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              93     120     148      238
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              91     114     138      220
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           95     125     155      250
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       95     124     154      248
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    96     127     158      255
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      96     127     158      255
------------------------------------------------------------------------------------------
Kemper KVS Small Cap Growth Portfolio                        91     115     139      221
------------------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio                   91     112     135      215
------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund    93     120     146      235
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    96     129     161      261
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   90     109     130      206
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           90     111     133      211
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    93     118     145      232
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           93     119     146      234
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       93     120     147      237
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          93     120     148      238
------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                            95     126     156      253
------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                                  93     118     144      231
------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $22     $65    $110     $223
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         22      67     114      246
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           24      72     121      243
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          22      66     111      226
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            27      81     135      267
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         24      72     121      243
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    26      76     127      254
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                26      79     131      260
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        25      75     125      250
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             21      63     105      215
------------------------------------------------------------------------------------------
AFIS International Fund                                      23      69     115      233
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      20      61     103      212
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           17      53      89      186
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    21      65     109      221
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     22      65     109      222
------------------------------------------------------------------------------------------
Delaware Premium Devon Series                                22      66     110      225
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     29      86     143      280
------------------------------------------------------------------------------------------
Delaware Premium International Equity Series                 24      71     118      239
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        22      68     113      230
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                23      68     114      231
------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio                    22      67     112      227
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         20      61     102      210
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                21      63     106      217
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              23      70     118      238
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              21      64     108      220
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           25      75     125      250
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       25      74     124      248
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    26      77     128      255
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      26      77     128      255
------------------------------------------------------------------------------------------
Kemper KVS Small Cap Growth Portfolio                        21      65     109      221
------------------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio                   21      62     105      215
------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund    23      70     116      235
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    26      79     131      261
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Lincoln National Bond Fund                                   20      59     100      206
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Lincoln National Money Market Fund                           20      61     103      211
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MFS Variable Trust Emerging Growth Series                    23      68     115      232
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MFS Variable Trust Research Series                           23      69     116      234
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MFS Variable Trust Total Return Series                       23      70     117      237
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MFS Variable Trust Utilities Series                          23      70     118      238
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OCC Trust Global Equity Portfolio                            25      76     126      253
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OCC Trust Managed Portfolio                                  23      68     114      231
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We provide these examples to help you understand the direct and indirect costs and expenses of the contract.

For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account (VAA).

What are my investment choices? Based upon your instruction, the VAA applies purchase payments to buy shares in one or more of the investment options: See Investments of the variable annuity account--Description of Funds.

Who invests purchase payments? Several different investment advisors manage the investment options. See Investments of the variable annuity account--In-vestment advisors.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you later decide to receive retirement income pay-ments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See Charges and other deduc-tions--The contracts.

What charges do I pay under contract? If you withdraw contract value, you pay a surrender or withdrawal charge which may range from 0% to 7% of the surrendered or withdrawn Purchase Payments, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We charge an account fee of $35 per contract year if the contract value is less than $100,000.

We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.

The surrender or transfer of value from a fixed account guaranteed period may be subject to a market value adjustment (MVA). See Fixed side of the contract.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.15% as an administrative charge and 1.25% as a mortality and expense risk charge. See Charges and other deductions. We may waive these charges in certain situations.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

What purchase payments do I make, and how often? Subject to minimum and maximum purchase payment amounts, your purchase payments are completely flexible. See--The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts--Annuity Options.

Remember that participants in the VAA benefit from any gain, and take a risk of any loss in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the greatest of the purchase payments (minus withdrawals), contract value or the highest contract value as of the most recent contract year occurring on or be-fore your 80th birthday. Your beneficiary has options as to how the death ben-efit is paid. See The Contracts--Death benefit before the annuity commencement date.

May I transfer contract value among variable options and between the fixed side and variable side of the contract? Yes, with certain limits. See The con-tracts--Transfers between subaccounts on or before the annuity commencement date; Transfers after the annuity commencement date; and Transfers to and from a Fixed Account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 59 1/2, a 10% Inter-nal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus subaccounts for the following pe-riods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                                  *1998    1999
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AIM V.I. Growth Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $11.112
 . End of period...............................................   11.112  14.816
Number of accumulation units
 . End of period (000s omitted)................................       25   1,650
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AIM V.I. International Equity Fund Accumulation unit value
Beginning of period...........................................  $10.000 $10.278
 . End of period...............................................   10.278  15.710
Number of accumulation units
 . End of period (000s omitted)................................        7     686
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AIM V.I. Value Equity Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.937
 . End of period...............................................   10.937  14.003
Number of accumulation units
 . End of period (000s omitted)................................       37   3,157
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Deutsche VIT Equity 500 Index Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.353
 . End of period...............................................   10.353  12.299
Number of accumulation units
 . End of period (000s omitted)................................       91   3,772
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Delaware Premium Growth and Income Series
Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.021
 . End of period...............................................   10.021   9.580
Number of accumulation units
 . End of period (000s omitted)................................       23     806
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Delaware Premium High Yield Series (formerly Delchester)
 Accumulation unit value
 . Beginning of period.........................................  $10.000 $ 9.970
 . End of period...............................................    9.970   9.575
Number of accumulation units
 . End of period (000s omitted)................................       41     637
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Delaware Premium Devon Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.313
 . End of period...............................................   10.313   9.138
Number of accumulation units
 . End of period (000s omitted)................................       44     975
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Delaware Premium Emerging Markets Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $ 9.268
 . End of period...............................................    9.268  13.551
Number of accumulation units
 . End of period (000s omitted)................................        2      99
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Delaware Premium International Equity Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.152
 . End of period...............................................   10.152  11.574
Number of accumulation units
 . End of period (000s omitted)................................        2     314
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Delaware Premium REIT Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.119
 . End of period...............................................   10.119   9.718
Number of accumulation units
 . End of period (000s omitted)................................        9      73
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Delaware Premium Small Cap Value Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $10.489
 . End of period...............................................   10.489   9.841
Number of accumulation units
 . End of period (000s omitted)................................       17     319
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                                                                  *1998    1999
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Delaware Premium Social Awareness Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $10.659
 . End of period...............................................   10.659  11.870
Number of accumulation units
 . End of period (000s omitted)................................       55     611
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Delaware Premium Trend Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.854
 . End of period...............................................   10.854  18.244
Number of accumulation units
 . End of period (000s omitted)................................        7     878
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Dreyfus Variable Fund Small Cap Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.715
 . End of period...............................................   10.715  13.012
Number of accumulation units
 . End of period (000s omitted)................................       13     296
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Fidelity VIP Equity-Income Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.101
 . End of period...............................................   10.101  10.588
Number of accumulation units
 . End of period (000s omitted)................................       37   1,473
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Fidelity VIP Growth Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.605
 . End of period...............................................   10.605  14.360
Number of accumulation units
 . End of period (000s omitted)................................       43   2,654
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Fidelity VIP Overseas Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.106
 . End of period...............................................   10.106  14.210
Number of accumulation units
 . End of period (000s omitted)................................       13     628
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Fidelity VIP Growth Opportunities Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.389
 . End of period...............................................   10.389  10.677
Number of accumulation units
 . End of period (000s omitted)................................       64   1,770
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Lincoln National Bond Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.095
 . End of period...............................................   10.095   9.631
Number of accumulation units
 . End of period (000s omitted)................................       46   1,260
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Lincoln National Money Market Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.034
 . End of period...............................................   10.034  10.364
Number of accumulation units
 . End of period (000s omitted)................................      348   1,721
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MFS Variable Trust Emerging Growth Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $11.242
 . End of period...............................................   11.242  19.557
Number of accumulation units
 . End of period (000s omitted)................................        6   1,212
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MFS Variable Trust Research Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.586
 . End of period...............................................   10.586  12.928
Number of accumulation units
 . End of period (000s omitted)................................        8     631
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MFS Variable Trust Total Return Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.136
 . End of period...............................................   10.136  10.303
Number of accumulation units
 . End of period (000s omitted)................................       51   1,271
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Kemper KVS Small Cap Growth Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $11.014
 . End of period...............................................   11.014  14.602
Number of accumulation units
 . End of period (000s omitted)................................        4     405
-------------------------------------------------------------------------------

                                                                 *1998    1999
------------------------------------------------------------------------------
Kemper KVS Government Securities Portfolio Accumulation unit value
 . Beginning of period......................................... $10.000 $10.032
 . End of period...............................................  10.032   9.962
Number of accumulation units
 . End of period (000s omitted)................................      77   1,219
------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund Accumulation unit
 value
 . Beginning of period......................................... $10.000 $ 9.923
 . End of period...............................................   9.923  16.441
Number of accumulation units
 . End of period (000s omitted)................................       2     186
------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund
 Accumulation unit value
 . Beginning of period......................................... $10.000 $10.395
 . End of period...............................................  10.395  11.436
Number of accumulation units
 . End of period (000s omitted)................................       2     388
------------------------------------------------------------------------------
MFS Variable Trust Utilities Series Accumulation unit value
 . Beginning of period......................................... $10.000 $10.244
 . End of period...............................................  10.244  13.213
Number of accumulation units
 . End of period (000s omitted)................................      67   1,277
------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio Accumulation unit value
 . Beginning of period......................................... $10.000 $10.062
 . End of period...............................................  10.062  12.554
Number of accumulation units
 . End of period (000s omitted)................................      11     294
------------------------------------------------------------------------------
OCC Trust Managed Portfolio Accumulation unit value
 . Beginning of period......................................... $10.000 $ 9.815
 . End of period...............................................   9.815  10.162
Number of accumulation units
 . End of period (000s omitted)................................       4     541
------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (November 20) through December 31.

Because the new subaccounts AIM V.I. Capital Appreciation, Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfo-lio, Alliance Technology Portfolio, AFIS Global Small Capitalization, AFIS Growth, AFIS International, AFIS Growth-Income, Delaware Premium Select Growth Series, Franklin Small Cap Securities, Franklin Mutual Shares Securities, Tem-pleton Growth Securities, and Templeton International Securities which are available under the Contracts did not begin operation prior to December 31, 1999, financial information for the subaccounts is not included in this pro-spectus or the SAI.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The Money Market subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance, reinsurance and financial servic-es.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisors
The investment advisors of the funds are:

AIM Variable Insurance Funds, ("AIM V.I. Funds"), managed by AIM Advisors,
Inc.

Alliance Variable Products Series Fund is managed by Alliance Capital Manage-ment, L.P.

American Funds Insurance Series is managed by Capital Research and Management Company.

Deutsche Asset Management VIT Funds (formerly the "BT Insurance Trust") man-aged by Bankers Trust Company.

Delaware Group Premium Fund, ("Delaware Group"), managed by Delaware Manage-ment Company. The Social Awareness Series is sub-advised by Vantage Investment Advisors. The REIT Series is sub-advised by Lincoln Investment Management. The International Equity and Emerging Markets Series are managed by Delaware In-ternational Advisers Ltd.

Dreyfus Variable Investment Fund ("Dreyfus Variable Fund") managed by The Dreyfus Corporation.

Variable Insurance Products Fund ("Fidelity VIP") and Variable Insurance Prod-ucts Fund III ("Fidelity VIP III") managed by Fidelity Management & Research Company.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Mutual Shares Securities is managed by Franklin Mutual Advisers, LLC; Templeton Growth Securities is managed by Tem-pleton Global Advisors Limited; Templeton International Securities is managed by Templeton Investment Counsel, Inc.

Kemper Variable Series ("Kemper KVS") managed by Scudder Kemper Investments,
Inc.

Liberty Variable Investment Trust ("Liberty Variable Trust") managed by Lib-erty Advisory Series Corp., and sub-advised by Colonial Management Associates, Inc. and Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Lincoln Investment Management, Inc. Lincoln Investment Man-agement has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Man-agement Business Trust, during the second or third quarter of 2000. Lincoln Investment Management does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, al-though there may be some changes in, and additions to, personnel. See the pro-spectuses for these funds for more information.

MFS--Variable Insurance Trust ("MFS Variable Trust") managed by Massachusetts Financial Services

Company.

OCC Accumulation Trust ("OCC Trust") managed by OpCap Advisors.

As compensation for their services to the fund, the investment advisors re-ceive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Re-demption of Shares, in the Prospectus for the fund.

With respect to a fund, the advisor and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distri-bution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the par-ticular Fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company except Delaware.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund is registered as a diversified, open-end management investment company under the 1940 Act, except for the Del-aware Premium REIT Series and Delaware Premium Emerging Market Series, which are non-diversified. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund when you make a withdrawal, surrender the contract or transfer from one fund to another. Man-agement investment company is the legal term for a mutual fund. These defini-tions are very general. The precise legal definitions for these terms are con-tained in the 1940 Act.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the advisor or sub-advisor. There can be no assur-ance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio man-aged by the advisor or sub-advisor.

We currently anticipate closing and replacing eight funds during the fourth quarter of 2000:

Colonial U.S. Growth & Income Fund with AFIS Growth-Income Fund (Class 2)

Delaware Premium Devon Series with AFIS Growth- Income Fund (Class 2)

Delaware Premium International Series with AFIS International Fund (Class 2)

Dreyfus Small Cap Portfolio with Delaware Premium Trend Series

Kemper KVS Government Securities Portfolio with Lincoln National Bond Fund

Kemper KVS Small Cap Growth Portfolio with Delaware Premium Trend Series

OCC Global Equity Portfolio with Templeton Global Growth Fund (Class 2)

OCC Managed Portfolio with AFIS Growth-Income Fund (Class 2)

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AIM V.I. Capital Appreciation Fund: Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earn-ings and have excellent prospects for future growth.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal by investing in a diversified portfolio of international equities whose issuers are considered to have strong earnings momentum.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be underval
    -
14
ued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities or rela-tive to the equity market generally. Income is a secondary objective.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securi-ties and convertible securities.

Alliance Growth Portfolio: Seeks to provide long-term growth of capital. Cur-rent income is only an incidental consideration. The portfolio invests primar-ily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. econ-omy over time.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental consider-ation. The portfolio may seek income by writing listed call options. The port-folio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

Deutsche VIT Equity 500 Index Fund: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund ex-penses.

Delaware Premium Growth and Income Series: Seeks the highest possible total return by investing in stocks that exhibit the potential for growth while pro-viding higher than average dividend income.

Delaware Premium High Yield Series (formerly Delchester): Seeks total return and, as a secondary objective, high current income. The series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds com-monly known as junk bonds), foreign bonds, U.S. government securities and com-mercial paper. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium Devon Series: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.

Delaware Premium Emerging Markets Series: Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or develop-ing countries.

Delaware Premium International Equity Series: Seeks long-term growth without undue risk to principal by investing primarily in foreign-company stocks with the potential for capital appreciation and income.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

Delaware Premium Select Growth Series: Seeks long-term capital appreciation by primarily investing in common stocks of companies that have the potential for high earnings growth. Companies of any size are considered, as long as they are larger than $300 million in market capitalization.

Delaware Premium Small Cap Value Series: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Social Awareness Series: Seeks long-term growth by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.

Delaware Premium Trend Series: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Dreyfus Variable Fund Small Cap Portfolio: Seeks to maximize capital apprecia-tion by investing primarily in common stocks of domestic and foreign issuers with market capitalizations of less than $1.5 billion at time of purchase. The portfolio manager seeks companies believed to be characterized by new or inno-vative products or services which should enhance prospects for growth in fu-ture earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions.

Fidelity VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capi-tal appreciation, seeking a yield that exceeds the composite yield on the se-curities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity VIP Growth Portfolio: Seeks long-term capital appreciation. The port-folio normally purchases common stocks.

Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by invest-ing primarily in foreign securities.

Fidelity VIP III Growth Opportunities Portfolio: Seeks capital growth by in-vesting primarily in common stocks.

Franklin Small Cap Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase.

Franklin Mutual Shares Securities Fund: Seeks capital appreciation with income as a secondary goal. It invests primarily in equity securities of companies that the manager believes are available at market prices less than their ac-tual value based on certain recognized or objective criteria.

Templeton Growth Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Templeton International Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of companies outside the United States, including emerging markets.

Kemper KVS Small Cap Growth Portfolio: Seeks maximum appreciation of invest-or's capital from a portfolio primarily of growth stocks of smaller companies.

Kemper KVS Government Securities Portfolio: Seeks high current return consis-tent with preservation of capital from a portfolio composed primarily of U.S. government securities.

Liberty Variable Trust Colonial U.S. Growth & Income Fund: Seeks long-term growth and income by investing primarily in dividend-paying stocks of large companies diversified across all sectors of the U.S. equities market, with the added income benefit of high quality bonds.

Liberty Variable Trust Newport Tiger Fund: Seeks capital growth by investing primarily in the stocks of high quality international companies located in the nine "Tigers" of Asia: Hong Kong, China, Singapore, Malaysia, Thailand, Indo-nesia, the Philippines, South Korea and Taiwan.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

MFS Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS Variable Trust Research Series: Seeks long-term growth and future income by investing primarily in equity companies believed to possess better than av-erage prospects for long-term growth. A committee of investment research ana-lysts selects the securities for the fund, with individual analysts responsi-ble for choosing securities within an assigned industry.

MFS Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC Trust Global Equity Portfolio: Seeks long-term growth through a global in-vestment strategy primarily involving equity securities.

OCC Trust Managed Portfolio: Seeks capital growth over time by investing in varying percentages of common stocks, bonds and cash equivalents. The percent-age of the fund allocated to the different asset classes will vary based on the manager's assessment of the relative outlook for each investment.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life in-surance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to dif-ferences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments

We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inap-propriate, in the judgment of our management, for the purposes of the con-tract. We cannot substitute shares of one fund for another without the ap-proval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, account rebalancing and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing ac-counting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we as-sumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily corre-spond to the costs associated with providing the services or benefits indi-cated by the description of the charge. For example, the surrender charge col-lected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA for Lincoln ChoicePlus
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the average daily net assets. The charge consists of a 0.15% administrative charge and a 1.25% mortality and expense risk charge.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of purchase payments that have been invested for the periods indicated as follows:

                                                       Number of complete
                                                       contract years that a
                                                       purchase payment
                                                       has been invested
----------------------------------------------------------------------------
                                             Less than
                                              One year          At Least
Surrender charge as a percentage of the             7%    1 2 3 4 5 6 7+
 surrendered or withdrawn purchase payments                6 5 4 3 2 1 0

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested for at least seven full contract years;

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of purchase payments;

3. Electing an annuity option available within the contract;

4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

5. A surrender amount equal to a maximum of 75% of the contract value as a re-sult of 180 days of continuous confinement of the contractowner in an ac-credited nursing home or equivalent health care facility subsequent to the effective date of the contract;

6. A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant.

7. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln Financial Group, AIM, Alliance Capital, The Capital Group, Bankers Trust, The Dreyfus Corpora-tion, Fidelity Management & Research Company, Franklin Advisors, Inc., Franklin Mutual Advisors, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, Inc., Scudder Kemper Investments, Liberty Advisory Services Corp., Inc., MFS Investment Management and OpCap Advisors or any of their affiliated or managed companies (based upon contractowner's status at the time the contract was purchased.).

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life as-sumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:

  1. from purchase payments (on a FIFO basis) until exhausted; then

  2. from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2. from earnings until exhausted; then

  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states paragraph c does not apply and paragraph b continues to apply after the seventh anniversary of the contract.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a FIFO basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2. from earnings until exhausted; then

  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's pur-chase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is greater than $100,000.

Transfer fee

We reserve the right to impose a $10 fee for the 13th and each additional transfer during any contract year. Automatic dollar cost averaging and auto-matic rebalancing transfers are not included in the limit of twelve transfers.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0% to 5%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

Additional information
The administrative and surrender charges and the account fees described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 at the time of application. The maxi-mum annuitization age is 90.

Purchase Payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 for nonqualified contracts and Section 403(b) transfers/rollovers to IRAs; and $2,000 for qualified contracts. The minimum annual amount for additional pur-chase payments for nonqualified and qualified contracts is $100. There is no set maximum for additional purchase payments. However, purchase payments in ex-cess of $1,000,000 require pre-approval by Lincoln Life. If you stop making purchase payments for three consecutive years, and the annuity account value decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfeiture law for deferred annuities and pay the contractowner an adjusted annuity account value.

We will notify the contractowner at least 30 days in advance of the intended action. During the notification period, the contractowner may make additional purchase payments to meet the minimum value requirements and to avoid cancella-tion of the contract.

Valuation date

Accumulation and annuity units will be valued once daily at the close of trad-ing (currently, normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment that can be put into any one vari-able subaccount is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable subaccount of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumu-lation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the val-uation date on which the purchase payment is received at our home office if re-ceived before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value com-puted on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumu-lation unit. However, the dollar value of an accumulation unit will vary de-pending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may in-clude a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a contract year.

The minimum amount that may be transferred between subaccounts is $50 per subaccount. If the transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the entire balance of the subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made in writing to our home office or, if a Tele-phone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call or by the Lincoln Life internet site. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identifi-cation Number (PIN) to serve as identification. We will not be liable for fol-lowing telephone instructions we reasonably believe are genuine. Telephone re-quests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. Lincoln Life may refuse to permit more than twelve transfers in any year and may mod-ify the transfer provisions of the contract. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the sub-accounts, and should Lincoln Life become aware of such disruptive practic-es, Lincoln Life may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the contract.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer all or any part of the contract value from a fixed ac-count to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of a fixed account (other than dollar cost averaging) may be subject to MVA.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date
You may transfer all or a portion of your investment in one subaccount to an-other subaccount in the VAA or to the fixed side of the contract. Those trans-fers will be limited to three times per contract year. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. No transfers are allowed from the fixed side of the contract to the subaccounts.

Death benefit

You may designate a beneficiary during your lifetime and change the benefi-ciary by filing a written request with our home office. Each change of benefi-ciary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner, joint owner or annuitant dies before the annuity com-mencement date, the death benefit will be equal to the greatest of: the con-tract value for the valuation period during which the death benefit election becomes effective; the sum of all purchase payments less the sum of all with-drawals; or the highest contract value as of any contract anniversary occur-ring on or before the 80th birthday of the deceased person upon whose death the death benefit is payable; increased by the sum of purchase payments made since such contract anniversary and decreased by the sum of all partial with-drawals, partial annuitizations, and premium tax deductions made since such contract anniversary.

The amount of the death benefit will be determined as of the date on which we receive all of the following requirements: (1) proof, satisfactory to us, of the death of the contractowner, joint owner or annuitant; (2) written election of a method of settlement; and (3) any other required claim forms, fully com-pleted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the de-ceased joint owner he/she may continue the contract as a sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary.

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as contractowner.

Upon the death of a contractowner, joint owner or annuitant, if the surviving spouse continues the contract, any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This provision ap-plies only one time for each contract.

If an annuitant who is not the contract owner or a joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner and joint owner, if applicable in equal shares, provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant). Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annu-itant, the death benefit will be paid to the beneficiary. The contract termi-nates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed later than 30 days subsequent to the effective date of this contract, unless the change occurred because of the death of a prior annuitant.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary.

  1. If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

  2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death, the distribution in the form of a life annuity or an an-nuity for a designated period not extending beyond the beneficiary's life ex-pectancy.

The death benefit payable on the death of the annuitant will be distributed in either a lump sum or under an annuity payout. The annuity payout must be se-lected within 60 days after Lincoln Life has approved the death claim.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the annuitant dies after the annuity commencement date, the death benefit, if any, will be paid based on the annuity option selected. Lincoln Life will require proof of the annuitant's death. Under any option providing guaranteed payouts, the number of payouts which remain unpaid at the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon the surrender/withdrawal is the cash surrender value (contract value, plus or minus any market value adjustment, less any applicable surrender charges, account fees and premium tax charges) at the end of the val-uation period during which the written request for surrender/withdrawal is re-ceived at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. The maximum amount which can be withdrawn without incurring any surrender charges is explained under charges and other deductions. Unless pro-hibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be post-poned as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

We may terminate the contract, if your purchase payment's frequency or your contract's value falls below your state's minimum standards.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the ac-cumulation unit(s) on the next valuation date. This computation will occur fol-lowing receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purpos-es, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be noti-fied in writing of any changes, modifications or waivers.

Commissions

The commissions paid to dealers are a maximum of 7.0% of each purchase payment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. Lincoln Life will incur all other promotional or distribution expenses associated with the marketing of the contracts. These commissions are not deducted from pur-chase payments or contract value, they are paid by us.

Ownership

The Owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a Joint Owner. Joint owner(s) shall be treated as having equal, undivided interests in the contract, including rights of survivorship. Either joint owner, independently of the other, may exercise any ownership rights in the contract.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment, an assignment affects the death benefit calculated under our con-tract. Consult your tax advisor about the tax consequence of an assignment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law which is usually on or before the contractowner's 90th birth-day. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)

The contract provides optional forms of payouts of annuities (annuity op-tions), some of which are payable on a variable basis, fixed basis or a combi-nation of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity. You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Fol-lowing are explanations of the annuity options available.

Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The guarantee period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a joint annuitant. The payout continues during the lifetime of the survivor. The designated period is elected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Life Annuity with Unit Refund. This option offers variable annuity benefit payments that will be made for the lifetime of the annuitant with the guaran-tee that upon death, should (a) the number of annuity units purchased, as de-termined by dividing the total dollar amount applied to purchase this option by the annuity unit value at the annuity commencement date be greater than (b) the number of annuity units paid in each variable annuity benefit payment mul-tiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the number of annuity units determined by (a) minus
(b) will be made. The refund payment value will be determined using the annu-ity unit value on the date the death claim is approved by us and payment is made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

Life Annuity with Cash Refund. This option offers fixed annuity benefit pay-ments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus

(b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

General information
Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applica-ble. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mor-tality risk.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If you have not already chosen an annuity payout option, the beneficiary of the death benefit may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-location at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general ac-count and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Pro-spectus is generally intended to serve as a disclosure document only for as-pects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regard-ing the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a MVA (see market value adjustment below) and Charges and other deductions Surrender charge. The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, less surrender charges and account fees, if any.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods

The owner may allocate purchase payments to one or more fixed accounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may offer a fixed account for a period of less than one year for the purpose of dollar cost av-eraging. Each purchase payment allocated to a fixed account will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed ac-count. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the annual effective rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaran-teed period will be subject to the MVA. Each guaranteed period purchase pay-ment amount will be treated separately for purposes of determining any appli-cable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees or premium taxes.

Lincoln Life will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaran-teed period will begin automatically at the end of the previous guaranteed pe-riod, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed account or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expi-ration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market value adjustment

Any surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period (other than Dollar Cost Averaging transfers) will be subject to a market value adjustment (MVA). A surrender or transfer effective upon the expiration date of the guaranteed period will not be sub-ject to an MVA. The MVA will be applied to the amount being surrendered or transferred. The MVA will be applied after the deduction of any applicable ac-count fees and before any applicable surrender or transfer charges. In gener-al, the MVA reflects the relationship between the index rate in effect at the time a purchase payment is allocated to a fixed account's guaranteed period under the contract and the index rate in effect at the time of the purchase payment's surrender or transfer. It also reflects the time remaining in the fixed account's guaranteed period. If the index rate at the time of the sur-render or transfer is lower than the index rate at the time the purchase pay-ment was allocated, then the application of the MVA will generally result in a higher payment at the time of the surrender or transfer. Similarly, if the in-dex rate at the time of surrender or transfer is higher than the index rate at the time of the allocation of the purchase payment, then the application of the MVA will generally result in a lower payment at the time of the surrender or transfer. The index rate is published by the Federal Reserve Board.

The MVA is calculated by multiplying the transaction amount by:

                                  (1+A)n
                                     ----
                      -1
                                  (1+B)n

where:
A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or trans-fer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor repre-senting direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is antic-ipated that a substantial portion of applicable general account portfolio as-sets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surren-ders), the market price may be lower. Accordingly, even if interest rates de-cline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no MVA.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 X (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the MVA.

Additional adjustments may be included in this calculation that can positively or negatively affect the MVA.

The adjustments represent the direct and indirect costs Lincoln Life can incur due to the liquidation of general account assets in order to satisfy surrender requests.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA.

Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual), the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal Income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that the annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Fed-eral income tax purposes. In that event, you would be currently taxable on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your con-tract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstanc-es, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date

  . If the beneficiary receives death benefits under an annuity payout op-tion, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity pay-out option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are included in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase not previously received.

Penalty taxes payable on withdrawals, surrenders or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include with-drawals, surrenders or annuity payouts that:

 . You receive on or after you reach age 59 1/2,

 . You receive because you became disabled (as defined in the tax law),

 . A beneficiary receives on or after your death, or

 . You receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, a withdrawal or an annuity pay-out that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value to the extent that it exceeds your purchase pay-ments not previously received, the new owner's purchase payments in the con-tract would then be increased to reflect the amount included in your income.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans

We have also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Con-tracts issued to or in connection with a qualified retirement plan are called "qualified contracts". We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are
com     -
plex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

We may issue contracts in connection with the following types of qualified plans:

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("Simple 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a)") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt or-ganizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan par-ticipant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-nuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum dis-tribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan dura-tion, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase pay-ments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a mini-mum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qual-ified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary de-pending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's dis-ability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific re-quirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the re-cipient with a notice explaining these requirements and how the 20% withhold-ing can be avoided by electing a direct rollover.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpre-tations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the fund. The voting will be done according to the in-structions of contractowners who have interests in the subaccounts which in-vest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present inter-pretations should change, and if as a result we determine that we are permit-ted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the trust. Since the fund engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares by the fund.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Delaware Distributors, L.P. ("DDLP") will act as wholesaler and will assist Lincoln Life in forming the selling group. DDLP will also perform certain enumerated marketing and ancillary func-tions in support of the selling group. The contracts will be sold by our prop-erly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-deal-ers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in ad-dition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana 46801. A con-tract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are rou-tine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material ad-verse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is de-fending these suits vigorously. The amount of liability, if any, which may ul-timately arise as a result of these suits cannot be reasonably determined at this time.

Statement of Additional
Information
Table of contents for Lincoln Life Variable Annuity
Account N

(Lincoln ChoicePlus)

                                                                 Item
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General information and history of Lincoln Life                   B-1
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Special terms                                                     B-1
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Services                                                          B-1
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Principal underwriter                                             B-2
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For a free copy of the SAI please see page one of this booklet.
                                                                 Item
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Purchase of securities being offered                              B-2
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Calculation of investment results                                 B-2
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Annuity payouts                                                   B-6
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Advertising and sales literature                                  B-7
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Financial statements                                             B-10

 ...........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus).

                                 (Please Print)

Name: _________________________  Social Security No.: __________________________

Address: _______________________________________________________________________

City  State  Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, In-diana 46801

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                         LINCOLN LIFE VARIABLE ANNUITY

               Account N (Lincoln ChoicePlus) (Registrant)

            The Lincoln National Life Insurance Company (Depositor)

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read along with the Prospectus of Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus) dated May 1, 2000. You may obtain a copy of the Lincoln ChoicePlus Prospectus on request and without charge. Please write Lincoln ChoicePlus, The Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

                               TABLE OF CONTENTS

ITEM                                                                        PAGE
----                                                                        ----
General information and history of Lincoln Life............................  B-1
Special terms..............................................................  B-1
Services...................................................................  B-1
Principal underwriter......................................................  B-2
Purchase of securities being offered.......................................  B-2
Calculation of investment results..........................................  B-2
Annuity payouts............................................................  B-6
Advertising and sales literature...........................................  B-7
Financial statements....................................................... B-10

The following eight investment options are no longer available for allocation for purchase payments under Contracts issued on or after February 22, 2000. However, contractowners who purchased a Contract prior to February 22, 2000 may continue to allocate purchase payments or contract value to these investment options. It is currently anticipated that during the fourth quarter of 2000, we will close and replace these eight funds: Delaware Premium Devon Series, Delaware Premium International Equity Series, Dreyfus Small Cap Portfolio, Kemper Small Cap Growth Portfolio, Kemper Government Securities Portfolio, Colonial U.S. Growth & Income Fund, OCC Global Equity Portfolio, OCC Managed Portfolio.

General information and history of The Lincoln National Life Insurance Company (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp.
(LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term valuation date the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring before or just after the holiday.

Services

Independent auditors

The financial statements of the variable annuity account (VAA) and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records

All accounts, books, records and other documents which are to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life is the principal underwriter for the contracts, which are offered continuously. Delaware Distributors, L.P. will perform certain marketing and other ancillary functions as described in the Prospectus.

Sales charges and exchange privileges under the contracts are described in the Prospectus.

Purchase of securities being offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or surrender charges may be waived.

There are exchange privileges between subaccounts, and between the VAA and Lincoln Life's general account (see The Contract--Transfers of accumulation units between subaccounts in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

The offering of the contract is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.

Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.

The seven-day yield for the Lincoln National Money Market Fund subaccount is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1999); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities. The Lincoln National Money Market yield was 3.86% as of December 31, 1999.


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                              P(1+T)n = ERV

Where:

    P=   a hypothetical initial purchase payment of $1,000

    T=   average annual total return for the period in question

    n=   number of years

    ERV= ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the VAA.

Standard performance data for the period ending December 31, 1999:

                                      Subaccount                   10-year/
Subaccount                            Commenced  1-year  5-year Since Inception
----------                            ---------- ------  ------ ---------------
Delaware Growth and Income Series      11/20/98  -10.41%  N/A        -9.28%
Delaware High Yield Series             11/20/98   -9.93%  N/A        -9.36%
Delaware Devon Series                  11/20/98  -17.39%  N/A       -13.34%
Delaware Emerging Markets Series       11/20/98   40.22%  N/A        23.39%
Delaware International Equity Series   11/20/98    8.01%  N/A         8.79%
Delaware REIT Series                   11/20/98   -9.97%  N/A        -8.03%
Delaware Select                         2/22/00      N/A  N/A           N/A
Delaware Small Cap Value Series        11/20/98  -12.19%  N/A        -6.90%
Delaware Social Awareness Series       11/20/98    5.35%  N/A        11.43%
Delaware Trend Series                  11/20/98   62.08%  N/A        67.24%
AIM V.I. Cap Appreciation               2/22/00      N/A  N/A           N/A
AIM V.I. Growth Fund                   11/20/98   27.33%  N/A        37.52%
AIM V.I. International Equity Fund     11/20/98   46.85%  N/A        45.33%
AIM V.I. Value Fund                    11/20/98   22.03%  N/A        30.38%
Alliance Growth                         2/22/00      N/A  N/A           N/A
Alliance Growth & Income                2/22/00      N/A  N/A           N/A
Alliance Premier Growth                 2/22/00      N/A  N/A           N/A
Alliance Technology                     2/22/00      N/A  N/A           N/A
AFIS Global Small Cap                   2/22/00      N/A  N/A           N/A
AFIS Growth                             2/22/00      N/A  N/A           N/A
AFIS Growth-Income                      2/22/00      N/A  N/A           N/A
AFIS International                      2/22/00      N/A  N/A           N/A
Deutsche VIT Equity 500 Index Fund     11/20/98   12.80%  N/A        15.28%
Colonial U.S. Growth & Income Fund,
 Variable Series                       11/20/98    4.01%  N/A         7.55%
Dreyfus VIF: Small Cap Portfolio       11/20/98   15.44%  N/A        21.62%
Fidelity VIP Equity-Income Portfolio   11/20/98   -1.18%  N/A        -0.11%
Fidelity VIP Growth Portfolio          11/20/98   29.41%  N/A        33.52%
Fidelity VIP Overseas Portfolio        11/20/98   34.60%  N/A        32.20%
Fidelity VIP III Growth
 Opportunities Portfolio               11/20/98   -3.23%  N/A         0.70%
Kemper Government Securities
 Portfolio                             11/20/98   -6.71%  N/A        -5.80%
Kemper Small Cap Growth Portfolio      11/20/98   26.58%  N/A        35.65%
Lincoln National Bond Fund             11/20/98  -10.60%  N/A        -8.82%
Lincoln National Money Market Fund     11/20/98   -2.71%  N/A        -2.14%
MFS(R) Emerging Growth Series          11/20/98   67.97%  N/A        78.48%
MFS(R) Research Series                 11/20/98   16.13%  N/A        20.87%
MFS(R) Total Return Series             11/20/98   -4.36%  N/A        -2.69%
MFS(R) Utilities Series                11/20/98   22.98%  N/A        23.40%
Newport Tiger Fund, Variable Series    11/20/98   59.68%  N/A        51.69%
OCC Accum. Trust Global Equity
 Portfolio                             11/20/98   18.78%  N/A        17.54%
OCC Accum. Trust Managed Portfolio     11/20/98   -2.46%  N/A        -3.98%
Templeton Growth                        2/22/00      N/A  N/A           N/A
Templeton International                 2/23/00      N/A  N/A           N/A
Templeton Mutual Shares                 2/24/00      N/A  N/A           N/A
Templeton Small Cap                     2/25/00      N/A  N/A           N/A

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.

Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

NONSTANDARD PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 1999 (ADJUSTED FOR CONTRACT EXPENSE CHARGES)

                                                         10-              As if
Subaccount                  YTD   1-year  3-year 5-year  year  Lifetime Commenced
---------------------------------------------------------------------------------
Delaware Growth and
 Income Series             -4.40%  -4.40% 10.69% 16.79% 10.42%  10.20%   7/28/88
Delaware High Yield
 Series                    -3.94%  -3.94%  1.33%  5.68%  7.24%   6.86%   7/28/88
Delaware Devon Series     -11.39% -11.39%    N/A    N/A    N/A  12.43%    5/1/97
Delaware Emerging
 Markets Series            46.22%  46.22%    N/A    N/A    N/A  -5.64%    5/1/97
Delaware International
 Equity Series             14.01%  14.01%  9.25% 11.64%    N/A  10.20%  10/29/92
Delaware REIT Series       -3.96%  -3.96%    N/A    N/A    N/A  -8.28%    5/1/98
Delaware Select            41.58%     N/A    N/A    N/A    N/A  41.58%    5/3/99
Delaware Small Cap Value
 Series                    -6.18%  -6.18%  4.90% 11.24%    N/A   9.53%  12/27/93
Delaware Social
 Awareness Series          11.35%  11.35%    N/A    N/A    N/A  19.61%    5/1/97
Delaware Trend Series      68.08%  68.08% 32.04% 28.20%    N/A  22.98%  12/27/93
AIM V.I. Cap
 Appreciation              42.63%  42.63% 23.38% 23.87%    N/A  20.64%    5/5/93
AIM V.I. Growth Fund       33.33%  33.33% 30.17% 27.82%    N/A  21.20%    5/5/93
AIM V.I. International
 Equity Fund               52.85%  52.85% 22.43% 20.22%    N/A  17.15%    5/5/93
AIM V.I. Value Fund        28.03%  28.03% 26.80% 25.44%    N/A  21.33%    5/5/93
Alliance Growth            32.27%  32.27% 28.90% 29.66%    N/A  28.50%   9/15/94
Alliance Growth & Income    9.56%   9.56% 18.18% 21.95%    N/A  13.58%   1/14/91
Alliance Premier Growth    30.14%  30.14% 35.61% 33.59%    N/A  24.25%   6/26/92
Alliance Technology        72.95%  72.95% 42.90%    N/A    N/A  33.70%   1/11/96
AFIS Global Small Cap      88.71%  88.71%    N/A    N/A    N/A  47.37%   4/30/98
AFIS Growth                55.08%  55.08% 38.34% 31.09% 19.40%  17.99%    2/8/84
AFIS Growth-Income          9.65%   9.65% 16.49% 19.29% 12.78%  13.97%    2/8/84
AFIS International         73.53%  73.53% 30.46% 23.27%    N/A  14.86%   4/30/90
Colonial U.S. Growth &
 Income Fund, Variable
 Series                    10.01%  10.01% 19.33% 21.19%    N/A  19.86%    7/5/94
Deutsche VIT Equity 500
 Index Fund                18.80%  18.80%    N/A    N/A    N/A  20.84%   10/1/97
Dreyfus VIF: Small Cap
 Portfolio                 21.44%  21.44% 10.00% 14.31%    N/A  33.76%   8/31/90
Fidelity VIP Equity-
 Income Portfolio           4.82%   4.82% 13.38% 16.95% 12.89%  12.19%   10/9/86
Fidelity VIP Growth
 Portfolio                 35.41%  35.41% 31.38% 27.91% 18.25%  17.09%   10/9/86
Fidelity VIP Overseas
 Portfolio                 40.60%  40.60% 19.79% 15.73%  9.87%   9.36%   1/28/87
Fidelity VIP III Growth
 Opportunities Portfolio    2.77%   2.77% 17.39%    N/A    N/A  19.83%    1/3/95
Kemper Government
 Securities Portfolio      -0.71%  -0.71%  3.94%  5.91%  5.61%   5.73%    9/3/87
Kemper Small Cap Growth
 Portfolio                 32.58%  32.58% 26.92% 27.03%    N/A  24.14%    5/2/94
Lincoln National Bond
 Fund                      -4.60%  -4.60%  3.55%  5.65%  5.96%   8.68%  12/28/81
Lincoln National Money
 Market Fund                3.29%   3.29%  3.53%  3.67%  3.47%   5.06%    1/7/82

                                                       10-              As if
Subaccount                 YTD   1-year 3-year 5-year  year  Lifetime Commenced
-------------------------------------------------------------------------------
MFS(R) Emerging Growth
 Series                   73.97% 73.97% 40.40%    N/A    N/A  34.49%   7/24/95
MFS(R) Research Series    22.13% 22.13% 20.80%    N/A    N/A  21.13%   7/26/95
MFS(R) Total Return
 Series                    1.64%  1.64% 10.43%    N/A    N/A  13.81%    1/3/95
MFS(R) Utilities Series   28.98% 28.98% 24.93%    N/A    N/A  24.69%    1/3/95
Newport Tiger Fund,
 Variable Series          65.68% 65.68%  1.23%    N/A    N/A   5.81%    5/1/95
OCC Accum. Trust Global
 Equity Portfolio         24.77% 24.77% 16.15%    N/A    N/A  16.44%    3/1/95
OCC Accum. Trust Managed
 Portfolio                 3.54%  3.54%  9.62% 18.02% 14.98%  16.07%    8/1/88
Templeton Growth          19.26% 19.26% 12.61% 13.66%    N/A  12.01%   3/15/94
Templeton International   21.55% 21.55% 13.69% 15.25%    N/A  13.50%    5/1/92
Templeton Mutual Shares   12.06% 12.06%  8.60%    N/A    N/A   9.24%   11/1/96
Templeton Small Cap       93.63% 93.63% 27.84%    N/A    N/A  27.02%  10/31/95

Withdrawal Charge and Market Value Adjustment

Examples

The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "MVA" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a contract year is $100,000 or more. The results would be slightly different in the states where the annual fee is less than $35.

Withdrawal Charge Example

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

      Single Premium............................... $50,000
      Premium Taxes................................ None
      Withdrawals.................................. None
      Guaranteed Period............................ 5 years
      Guaranteed Interest Rate..................... 4.50%
      Annuity Date................................. Age 70
      Index Rate A................................. 5.00%
      Index Rate B................................. 6.00% End of contract year 1
                                                    5.50% End of contract year 2
                                                    5.00% End of contract year 3
                                                    4.00% End of contract year 4
      Percentage Adjustment to Index Rate B........ 0.50%

                          SURRENDER VALUE CALCULATION

                           (1)      (2)          (3)        (4)      (5)        (6)       (7)
                         Annuity Index Rate   Adjusted    Minimum Greater of Surrender Surrender
Contract Year             Value    Factor   Annuity Value  Value  (3) & (4)   Charge     Value
-------------            ------- ---------- ------------- ------- ---------- --------- ---------
1....................... $52,215  0.944841     $49,335    $51,465  $51,465    $3,500    $47,965
2....................... $54,530  0.971964     $53,001    $52,974  $53,001    $3,000    $50,001
3....................... $56,949  1.000000     $56,949    $54,528  $56,949    $2,500    $54,449
4....................... $59,476  1.004785     $59,761    $56,129  $59,761    $2,000    $57,761
5....................... $62,118     NA        $62,118    $57,778  $62,118    $1,500    $60,618

                           ANNUITY VALUE CALCULATION

      Contract Year
      -------------
      1................................... $50,000   X 1.045   - $35   = $52,215
      2................................... $52,215   X 1.045   - $35   = $54,530
      3................................... $54,530   X 1.045   - $35   = $56,949
      4................................... $56,949   X 1.045   - $35   = $59,476
      5................................... $59,476   X 1.045   - $35   = $62,118

                         SURRENDER CHARGE CALCULATION

                                                                  SC   Surrender
      Contract Year                                             factor    Chg
      -------------                                             ------ ---------
      1........................................................  0.07   $3,500
      2........................................................  0.06   $3,000
      3........................................................  0.05   $2,500
      4........................................................  0.04   $2,000
      5........................................................  0.03   $1,500

Market Value Adjustment Example

                       INTEREST RATE FACTOR CALCULATION

                                                             Adj.
      Contract Year                         Index A Index B Index B  N   Result
      -------------                         ------- ------- ------- --- --------
      1....................................  5.00%   6.00%   6.50%   4  0.944841
      2....................................  5.00%   5.50%   6.00%   3  0.971964
      3....................................  5.00%   5.00%   5.00%   2  1.000000
      4....................................  5.00%   4.00%   4.50%   1  1.004785
      5....................................  5.00%    N/A     N/A   N/A   N/A

                           MINIMUM VALUE CALCULATION

      Contract Year
      -------------
      1.................................... $50,000   X 1.03   - $35   = $51,465
      2.................................... $51,465   X 1.03   - $35   = $52,974
      3.................................... $52,974   X 1.03   - $35   = $54,528
      4.................................... $54,528   X 1.03   - $35   = $56,129
      5.................................... $56,129   X 1.03   - $35   = $57,778

Annuity payouts

Variable annuity payouts

Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law. At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payout is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.0. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of: (a) The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and (b) A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date. Proof of age, sex and survival Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

ADVERTISING AND SALES LITERATURE As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $103 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance financial strength rating is an opinion of an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S INDEX--A broad-based measurement of U.S. stock-market performance based on the weighted performance of 500 common stocks of leading company's and leading industries, commonly known as the Standard & Poor's (S&P
500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.

RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY EMERGING MARKETS FREE INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

MORGAN STANLEY WORLD CAPITAL INTERNATIONAL WORLD INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

NAREIT EQUITY REIT INDEX--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

SALOMON BROTHERS 90 DAY TREASURY-BILL INDEX--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

STANDARD AND POOR'S INDEX (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

STANDARD AND POOR'S UTILITIES INDEX--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

NASDAQ-QTC PRICE INDEX--This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA)--A price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations.

These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet.

An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Dollar-Cost Averaging. (DCA)

You may systematically transfer on a monthly basis amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or MVA which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service. (AWS)

AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

Account Rebalancing.

Account rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The account rebalancing allocation may be changed at any time by submitting a request to Lincoln Life.

If account rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to account rebalancing. The fixed account subaccount is not available for account rebalancing.

Account rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the contractowner. Once the account rebalancing option is activated, any variable account subaccount transfers executed outside of the account rebalancing option will terminate the account rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the account rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the account rebalancing option or re-enroll at any time by calling or writing Lincoln Life.

The account rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.

Cross Reinvestment.

Cross Reinvestment is an option which, if elected by the contractowner, transfers earnings exceeding a designated baseline amount (minimum $10,000.00) from the Fixed account, or any one of the variable Subaccounts, to other investment options within the Lincoln Choice Plus contract on a monthly, quarterly, semi-annual, or annual basis. The transfer will occur on the 20th of the month. If the stock market is closed on the 20th, the transfer will occur on the following business day.

This option is available on Individual contracts only, and is not available for contracts that currently have one or more of the following services in effect: Automatic Bank Drafts, Automatic Withdrawal, or Dollar Cost Averaging. The baseline amount is increased by additional contributions to the contract.

You may elect this option by completing an election form available from us, or by telephone if we have telephone authorization on file. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date (2) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or MVA which may apply to transfers. We reserve the right to discontinue this program at any time.

Lincoln Life's customers. More than 1.5 million individuals and 15,000 employers trust Lincoln Life to help them plan for retirement. They're in good company with a good company, a company known for financial strength and superior service. As a member of the Insurance Marketplace Standards Association (IMSA), we are committed to upholding strong business ethics.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, as of December 31, 1999 Lincoln Life had statutory-basis admitted assets of over $79 billion.

                             FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.
                         This SAI is not a Prospectus.

                   The date of this SAI is May 1, 2000

Lincoln ChoicePlus
Lincoln Life Variable Annuity
Account N Individual Variable Annuity Contract

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
P.O. Box 7866
Fort Wayne, IN 46801
www.LincolnLife.com

This prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by Lincoln National Life Insurance Company (Lin-coln Life). The contract is for use with nonqualified plans and retirement plans qualified under Section 408 of the tax code (IRAs) and Section 408A (Roth
IRA). In the future, we may offer the contract for other qualified plans. Gen-erally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death ben-efit.

The minimum initial purchase payment for the contract is:

1. $10,000 for a nonqualified plan; and

2. $2,000 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment.

You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers from the fixed side of the contract. A Market Value Adjustment
(MVA)
may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lin-coln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options, you take all of the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, your contract value goes down. How much the contract value goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Al-so, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund
  AIM V.I Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Equity Fund
Alliance Variable Products Series Fund (Class B):
  Alliance Premier Growth Portfolio
  Alliance Growth and Income Portfolio
  Alliance Growth Portfolio
  Alliance Technology Portfolio
American Funds Insurance Series (AFIS) also known as American Variable Insur-ance Series (AVIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS International Fund
  AFIS Growth-Income Fund
Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust):
  Deutsche VIT Equity 500 Index Fund
Delaware Group Premium Fund (Standard Class):
  Delaware Premium Growth & Income Series
  Delaware Premium High Yield Series (formerly Delchester)
  Delaware Premium Emerging Markets Series
  Delaware Premium Select Growth Series
  Delaware Premium REIT Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Social Awareness Series
  Delaware Premium Trend Series
Variable Insurance Products Fund (Initial Class):
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
Variable Insurance Products Fund III (Initial Class):
  Fidelity VIP III Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
  Franklin Small Cap Securities Fund
  Franklin Mutual Shares Securities Fund

  Templeton Growth Securities Fund (formerly Global Growth)
  Templeton International Securities Fund
Liberty Variable Investment Trust:
  Newport Tiger Fund
Lincoln National:
  Bond Fund
  Money Market Fund
MFS(R) Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series

This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep these pro-spectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offence.

You can obtain a Statement of Additional Information (SAI), dated the same date as this Prospectus about the contracts that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life In-surance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site (http:\\www.sec.gov). There is a table of con-tents for the SAI on the last page of this Prospectus.

May 1, 2000

Table of Contents

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        9
-------------------------------------------------
Condensed financial information for the VAA   10
-------------------------------------------------
Investment results                            12
-------------------------------------------------
Financial statements                          12
-------------------------------------------------
Lincoln National Life Insurance Company       12
-------------------------------------------------
Variable annuity account (VAA)                12
-------------------------------------------------
Investments of the variable annuity account   12
-------------------------------------------------
Charges and other deductions                  15
-------------------------------------------------
The contracts                                 17
-------------------------------------------------
Annuity options                               21
-------------------------------------------------


                                             Page
-------------------------------------------------
Fixed side of the contract                    22
-------------------------------------------------
Federal tax matters                           24
-------------------------------------------------
Voting rights                                 27
-------------------------------------------------
Distribution of the contracts                 28
-------------------------------------------------
Return privilege                              28
-------------------------------------------------
State regulation                              28
-------------------------------------------------
Records and reports                           28
-------------------------------------------------
Other information                             28
-------------------------------------------------
Statement of additional information
Table of contents for Lincoln Life Variable
Annuity Account N Lincoln ChoicePlus          29
-------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus).

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person upon whose life the annuity benefit payments are based and made to after the annuity commencement date.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary--The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.



Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to your designated beneficiary if the owner dies before the annuity commencement date.

Free amount--The amount that can be withdrawn each contract year without in-curring a surrender charge. The free amount is equal to 15% of the total Pur-chase Payments.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund available under the contracts.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently, nor-mally, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge) as a per-centage of purchase payments surrendered/withdrawn: 7%

Account fee: $35
Transfer fee: $10

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

A market value adjustment (MVA) may be applied to the amount being surrendered or transferred (except for dollar cost averaging and account rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

The transfer charge will not be imposed on the first 12 transfers during a con-tract year. We reserve the right to charge a $10 fee for the 13th and each ad-ditional transfer during any contract year. Automatic dollar cost averaging and automatic rebalancing transfers are not included in these first twelve trans-fers.

--------------------------------------------------------------------------------

Account N annual expenses for Lincoln ChoicePlus subaccounts:
(as a percentage of average daily net assets)

Mortality and expense risk charge                           1.25%
Administrative charge                                        .15%
                                                            -----
Total annual charge for each Lincoln ChoicePlus subaccount  1.40%

Fund Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                                 Management              Other                 Total
                                                 Fees (after any         Expenses (after       Expenses (after
                                                 waivers/        + 12b-1 any waivers/          any waivers/
                                                 reimbursements)   Fees  + reimbursements) =   reimbursements)
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.62%       N/A          0.11%                0.73%
--------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.63        N/A          0.10                 0.73
--------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                    0.75        N/A          0.22                 0.97
--------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   0.61        N/A          0.15                 0.76
--------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (class B)                   0.75        0.25         0.12                 1.12
--------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63        0.25         0.09                 0.97
--------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00        0.25         0.04                 1.29
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)               0.71        0.25         0.24                 1.20
--------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.78        0.25         0.03                 1.06
--------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.38        0.25         0.01                 0.64
--------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.55        0.25         0.05                 0.85
--------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34        0.25         0.01                 0.60
--------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund/1/                 0.14        N/A          0.16                 0.30
--------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Standard class)/2/                                  0.60        N/A          0.11                 0.71
--------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly
 Delchester) (Standard class)/2/                      0.65        N/A          0.07                 0.72
--------------------------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 (Standard class)/2/                                  1.19        N/A          0.28                 1.47
--------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Standard                0.64        N/A          0.21                 0.85
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series (Standard       0.75        N/A          0.06                 0.81
  class)/2/
--------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Standard class)/2/                                  0.75        N/A          0.10                 0.85
--------------------------------------------------------------------------------------------------------------

                                                 Management              Other               Total
                                                 Fees (after any         Expenses (after     Expenses (after
                                                 waivers/          12b-1 any waivers/        any waivers/
                                                 reimbursements) + Fees  reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series              0.70%       N/A         0.15                0.85
  (Standard class)/2/
------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Standard               0.75        N/A         0.07                0.82
  class)/2/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Initial         0.48        N/A         0.09                0.57
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial                0.58        N/A         0.08%               0.66%
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial              0.73        N/A         0.18                0.91
  class)/3/
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio       0.58        N/A         0.11                0.69
  (Initial class)/3/
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund (class             0.55        0.25        0.27                1.07
  2)/4/,/9/
------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund (class         0.60        0.25        0.19                1.04
  2)/5/,/9/
------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly            0.83        0.25        0.05                1.13
  Global Growth) (class 2)/7/,/8/,/9/
------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (class        0.69        0.25        0.19                1.13
  2)/6/,/9/
------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund             0.49        N/A         0.31                1.21
------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45        N/A         0.08                0.53
------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48        N/A         0.11                0.59
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series/10/         0.75        N/A          .09                0.84
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Research Series/10/                0.75        N/A         0.11                0.86
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series/10/            0.75        N/A         0.15                0.90
------------------------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series/10/               0.75        N/A         0.16                0.91
------------------------------------------------------------------------------------------------------------

(1) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund.

(2) Effective May 1, 2000 through October 31, 2000, Delaware Management Compa-ny, "DMC" has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80% for High Yield and Growth and Income; 0.85% for REIT, Select Growth, Small Cap Value, Social Awareness and Trend; 1.50% for Emerging Markets. Without such an arrangement, the total operating expenses would have been 0.96% for REIT, 0.90% for Social Awareness, and 1.53% for Emerging Markets. DMC voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research on behalf of certain funds' cus-todian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Equity-Income 0.56%; Growth 0.65%; Growth Opportunities 0.68%.

(4) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The ta-ble shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distri-bution and Service Fees 0.25%, Other Expenses 0.27% and Total Fund Operat-ing Expenses 1.07%.

(5) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Ex-penses 0.19% and Total Fund Operating Expenses 1.04%.

(6) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund approved new manage-ment fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's ex-penses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribu-tion and Service Fees 0.25%, Other Expenses 0.20% and Total Fund Operating Expenses 1.10%.

(7) On 2/8/00, a merger and reorganization was approved that combined the as-sets of the fund with a similar fund of the Templeton Variable Products Se-ries Fund, effective 5/01/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined as-sets, the fund's expenses after 5/1/00 would be estimated as: Management
  Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05% and Total Fund Operating Expenses 1.10%.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series; 0.85% for Research Se-ries; 0.89% for Total Return Series; 0.90% for Utilities Series.

EXAMPLES
(expenses of the subaccounts and the funds)
If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $92    $115    $140     $223
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         92     117     144      246
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           94     122     151      243
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          92     116     141      226
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            97     131     165      267
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         94     122     151      243
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    96     126     157      254
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                96     129     161      260
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        95     125     155      250
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             91     113     135      215
------------------------------------------------------------------------------------------
AFIS International Fund                                      93     119     145      233
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      90     111     133      212
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           87     103     119      186
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    91     115     139      221
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     92     115     139      222
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     99     136     173      280
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        92     118     143      230
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     93     119     145      233
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                93     118     144      231
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         90     111     132      210
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                91     113     136      217
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              93     120     148      238
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              91     114     138      220
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           95     125     155      250
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       95     124     154      248
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    96     127     158      255
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      96     127     158      255
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    96     129     161      261
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   90     109     130      206
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           90     111     133      211
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    93     118     145      232
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           93     119     146      234
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       93     120     147      237
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          93     120     148      238
------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $22     $65    $110     $223
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         22      67     114      246
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           24      72     121      243
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          22      66     111      226
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            27      81     135      267
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         24      72     121      243
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    26      76     127      254
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                26      79     131      260
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        25      75     125      250
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             21      63     105      215
------------------------------------------------------------------------------------------
AFIS International Fund                                      23      69     115      233
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      20      61     103      212
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           17      53      89      186
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    21      65     109      221
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     22      65     109      222
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     29      86     143      280
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        22      68     113      230
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     23      69     115      233
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                23      68     114      231
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         20      61     102      210
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                21      63     106      217
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              23      70     118      238
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              21      64     108      220
------------------------------------------------------------------------------------------
Franklin Small Cap Securities Fund                           25      75     125      250
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       25      74     124      248
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    26      77     128      255
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      26      77     128      255
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    26      79     131      261
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   20      59     100      206
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           20      61     103      211
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    23      68     115      232
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           23      69     116      234
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       23      70     117      237
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          23      70     118      238
------------------------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract.

For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account (VAA).

What are my investment choices? Based upon your instruction, the VAA applies purchase payments to buy shares in one or more of the investment options: See Investments of the variable annuity account--Description of Funds.

Who invests purchase payments? Several different investment advisors manage the investment options. See Investments of the variable annuity account--In-vestment advisors.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you later decide to receive retirement income pay-ments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See Charges and other deduc-tions--The contracts.

What charges do I pay under contract? If you withdraw contract value, you pay a surrender or withdrawal charge which may range from 0% to 7% of the surrendered or withdrawn Purchase Payments, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We charge an account fee of $35 per contract year if the contract value is less than $100,000.

We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.

The surrender or transfer of value from a fixed account guaranteed period may be subject to a market value adjustment (MVA). See Fixed side of the contract.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.15% as an administrative charge and 1.25% as a mortality and expense risk charge. See Charges and other deductions. We may waive these charges in certain situations.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

What purchase payments do I make, and how often? Subject to minimum and maximum purchase payment amounts, your purchase payments are completely flexible. See--The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts--Annuity Options.

Remember that participants in the VAA benefit from any gain, and take a risk of any loss in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the greatest of the purchase payments (minus withdrawals), contract value or the highest contract value as of the most recent contract year occurring on or be-fore your 80th birthday. Your beneficiary has options as to how the death ben-efit is paid. See The Contracts--Death benefit before the annuity commencement date.

May I transfer contract value among variable options and between the fixed side and variable side of the contract? Yes, with certain limits. See The con-tracts--Transfers between subaccounts on or before the annuity commencement date; Transfers after the annuity commencement date; and Transfers to and from a Fixed Account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 59 1/2, a 10% Inter-nal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus subaccounts for the following pe-riods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                                 *1998    1999
------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
 . Beginning of period......................................... $10.000 $11.112
 . End of period...............................................  11.112  14.816
Number of accumulation units
 . End of period (000s omitted)................................      25   1,650
------------------------------------------------------------------------------
AIM V.I. International Equity Fund Accumulation unit value
Beginning of period........................................... $10.000 $10.278
 . End of period...............................................  10.278  15.710
Number of accumulation units
 . End of period (000s omitted)................................       7     686
------------------------------------------------------------------------------
AIM V.I. Value Equity Fund Accumulation unit value
 . Beginning of period......................................... $10.000 $10.937
 . End of period...............................................  10.937  14.003
Number of accumulation units
 . End of period (000s omitted)................................      37   3,157
------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund Accumulation unit value
 . Beginning of period......................................... $10.000 $10.353
 . End of period...............................................  10.353  12.299
Number of accumulation units
 . End of period (000s omitted)................................      91   3,772
------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
Accumulation unit value
 . Beginning of period......................................... $10.000 $10.021
 . End of period...............................................  10.021   9.580
Number of accumulation units
 . End of period (000s omitted)................................      23     806
------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)
 Accumulation unit value
 . Beginning of period......................................... $10.000 $ 9.970
 . End of period...............................................   9.970   9.575
Number of accumulation units
 . End of period (000s omitted)................................      41     637
------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series Accumulation unit
 value
 . Beginning of period......................................... $10.000 $ 9.268
 . End of period...............................................   9.268  13.551
Number of accumulation units
 . End of period (000s omitted)................................       2      99
------------------------------------------------------------------------------
Delaware Premium REIT Series Accumulation unit value
 . Beginning of period......................................... $10.000 $10.119
 . End of period...............................................  10.119   9.718
Number of accumulation units
 . End of period (000s omitted)................................       9      73
------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series Accumulation unit
 value
 . Beginning of period......................................... $10.000 $10.489
 . End of period...............................................  10.489   9.841
Number of accumulation units
 . End of period (000s omitted)................................      17     319
------------------------------------------------------------------------------
Delaware Premium Social Awareness Series Accumulation unit
 value
 . Beginning of period......................................... $10.000 $10.659
 . End of period...............................................  10.659  11.870
Number of accumulation units
 . End of period (000s omitted)................................      55     611
------------------------------------------------------------------------------
Delaware Premium Trend Series Accumulation unit value
 . Beginning of period......................................... $10.000 $10.854
 . End of period...............................................  10.854  18.244
Number of accumulation units
 . End of period (000s omitted)................................       7     878
------------------------------------------------------------------------------

                                                                  *1998    1999
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.101
 . End of period...............................................   10.101  10.588
Number of accumulation units
 . End of period (000s omitted)................................       37   1,473
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.605
 . End of period...............................................   10.605  14.360
Number of accumulation units
 . End of period (000s omitted)................................       43   2,654
-------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.106
 . End of period...............................................   10.106  14.210
Number of accumulation units
 . End of period (000s omitted)................................       13     628
-------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.389
 . End of period...............................................   10.389  10.677
Number of accumulation units
 . End of period (000s omitted)................................       64   1,770
-------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.095
 . End of period...............................................   10.095   9.631
Number of accumulation units
 . End of period (000s omitted)................................       46   1,260
-------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.034
 . End of period...............................................   10.034  10.364
Number of accumulation units
 . End of period (000s omitted)................................      348   1,721
-------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $ 9.923
 . End of period...............................................    9.923  16.441
Number of accumulation units
 . End of period (000s omitted)................................        2     186
-------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series Accumulation unit
 value
 . Beginning of period.........................................  $10.000 $11.242
 . End of period...............................................   11.242  19.557
Number of accumulation units
 . End of period (000s omitted)................................        6   1,212
-------------------------------------------------------------------------------
MFS Variable Trust Research Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.586
 . End of period...............................................   10.586  12.928
Number of accumulation units
 . End of period (000s omitted)................................        8     631
-------------------------------------------------------------------------------
MFS Variable Trust Total Return Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.136
 . End of period...............................................   10.136  10.303
Number of accumulation units
 . End of period (000s omitted)................................       51   1,271
-------------------------------------------------------------------------------
MFS Variable Trust Utilities Series Accumulation unit value
 . Beginning of period.........................................  $10.000 $10.244
 . End of period...............................................   10.244  13.213
Number of accumulation units
 . End of period (000s omitted)................................       67   1,277
-------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (November 20) through December 31.

Because the new subaccounts AIM V.I. Capital Appreciation, Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfo-lio, Alliance Technology Portfolio, AFIS Global Small Capitalization, AFIS Growth, AFIS International, AFIS Growth-Income, Delaware Premium Select Growth Series, Franklin Small Cap Securities, Franklin Mutual Share Securities, Tem-pleton Growth Securities, and Templeton International Securities which are available under the Contracts did not begin operation prior to December 31, 1999, financial information for the subaccounts is not included in this pro-spectus or the SAI.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The Money Market subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance, reinsurance and financial servic-es.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisors
The investment advisors of the funds are:

AIM Variable Insurance Funds ("AIM V.I. Funds"), managed by AIM Advisors,
Inc.

Alliance Variable Products Series Fund is managed by Alliance Capital Manage-ment, L.P.

American Funds Insurance Series is managed by Capital Research and Management Company.

Deutsche Asset Management VIT Funds (formerly the "BT Insurance Trust") man-aged by Bankers Trust Company.

Delaware Group Premium Fund ("Delaware Group"), managed by Delaware Management Company. The Social Awareness Series is sub-advised by Vantage Investment Ad-visors. The REIT Series is sub-advised by Lincoln Investment Management. The Emerging Markets Series is managed by Delaware International Advisers Ltd.


Variable Insurance Products Fund ("Fidelity VIP") and Variable Insurance Prod-ucts Fund III ("Fidelity VIP III") managed by Fidelity Management & Research Company.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Mutual Shares Securities is managed by Franklin Mutual Advisers, LLC; Templeton Growth Securities is managed by Tem-pleton Global Advisors Limited; Templeton International Securities is managed by Templeton Investment Counsel, Inc.

Liberty Variable Investment Trust ("Liberty Variable Trust") managed by Lib-erty Advisory Series Corp., and sub-advised by Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Lincoln Investment Management, Inc.

Lincoln Investment Management has informed the funds to which it provides ad-visory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment Management does not expect the merger to result in any change in the level of advisory services that it currently pro-vides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

MFS--Variable Insurance Trust ("MFS Variable Trust") managed by Massachusetts Financial Services Company.

As compensation for their services to the fund, the investment advisors re-ceive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Re-demption of Shares, in the Prospectus for the fund.

With respect to a fund, the advisor and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distri-bution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the par-ticular Fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company except Delaware.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund is registered as a diversified, open-end management investment company under the 1940 Act, except for the Del-aware Premium REIT Series and Delaware Premium Emerging Market Series, which are non-diversified. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund when you make a withdrawal, surrender the contract or transfer from one fund to another. Man-agement investment company is the legal term for a mutual fund. These defini-tions are very general. The precise legal definitions for these terms are con-tained in the 1940 Act.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the advisor or sub-advisor. There can be no assur-ance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio man-aged by the advisor or sub-advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AIM V.I. Capital Appreciation Fund: Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earn-ings and have excellent prospects for future growth.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal by investing in a diversified portfolio of international equities whose issuers are considered to have strong earnings momentum.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be under-valued relative to the investment advisor's appraisal of the current or pro-jected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may in-vest in fixed-income securities and convertible securities.

Alliance Growth Portfolio: Seeks to provide long-term growth of capital. Cur-rent income is only an incidental consideration. The portfolio invests primar-ily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. econ-omy over time.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental consider-ation. The portfolio may seek income by writing listed call options. The port-folio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

Deutsche VIT Equity 500 Index Fund: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund ex-penses.

Delaware Premium Growth and Income Series: Seeks the highest possible total return by investing in stocks that exhibit the potential for growth while pro-viding higher than average dividend income.

Delaware Premium High Yield Series (formerly Delchester): Seeks total return and, as a secondary objective, high current income. The series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds com-monly known as junk bonds), foreign bonds, U.S. government securities and com-mercial paper. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium Emerging Markets Series: Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or develop-ing countries.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

Delaware Premium Select Growth Series: Seeks long-term capital appreciation by primarily investing in common stocks of companies that have the potential for high earnings growth. Companies of any size are considered, as long as they are larger than $300 million in market capitalization.

Delaware Premium Small Cap Value Series: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Social Awareness Series: Seeks long-term growth by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.

Delaware Premium Trend Series: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Fidelity VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capi-tal appreciation, seeking a yield that exceeds the composite yield on the se-curities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity VIP Growth Portfolio: Seeks long-term capital appreciation. The port-folio normally purchases common stocks.

Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by invest-ing primarily in foreign securities.

Fidelity VIP III Growth Opportunities Portfolio: Seeks capital growth by in-vesting primarily in common stocks.

Franklin Small Cap Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase.

Franklin Mutual Shares Securities Fund: Seeks capital appreciation with income as a secondary goal. It invests primarily in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria.

Templeton Growth Securities Fund: Seeks long-term capital growth. It invests primarily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Templeton International Securities Fund: Seeks long-term capital growth. It in-vests primarily in equity securities of companies outside the United States, including emerging markets.

Liberty Variable Trust Newport Tiger Fund: Seeks capital growth by investing primarily in the stocks of high quality international companies located in the nine "Tigers" of Asia: Hong Kong, China, Singapore, Malaysia, Thailand, Indone-sia, the Philippines, South Korea and Taiwan.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

MFS Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS Variable Trust Research Series: Seeks long-term growth and future income by investing primarily in equity companies believed to possess better than average prospects for long-term growth. A committee of investment research analysts se-lects the securities for the fund, with individual analysts responsible for choosing securities within an assigned industry.

MFS Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both do-mestic and foreign companies in the utilities industry.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the ap-propriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to trans-fer all or part of your investment from one subaccount to another, we may re-deem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insur-ance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to dif-ferences in redemption rates or tax treatment, or other considerations, the in-terest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospec-tuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inap-propriate, in the judgment of our management, for the purposes of the contract. We cannot substitute shares of one fund for another without the approval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for pro-viding the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, account rebalancing and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing con-tract confirmations, providing toll-free inquiry services and furnishing tele-phone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we as-sumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily corre-spond to the costs associated with providing the services or benefits indi-cated by the description of the charge. For example, the surrender charge col-lected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA for Lincoln ChoicePlus
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the average daily net assets. The charge consists of a 0.15% administrative charge and a 1.25% mortality and expense risk charge.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of purchase payments that have been invested for the periods indicated as follows:

                                                       Number of complete
                                                       contract years that a
                                                       purchase payment
                                                       has been invested
----------------------------------------------------------------------------
                                             Less than
                                              One year          At Least
Surrender charge as a percentage of the             7%    1 2 3 4 5 6 7+
 surrendered or withdrawn purchase payments                6 5 4 3 2 1 0

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested for at least seven full contract years;

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of purchase payments;

3. Electing an annuity option available within the contract;

4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

5. A surrender amount equal to a maximum of 75% of the contract value as a re-sult of 180 days of continuous confinement of the contractowner in an ac-credited nursing home or equivalent health care facility subsequent to the effective date of the contract;

6. A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant.

7. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln Financial Group, AIM, Alliance Capital, The Capital Group, Bankers Trust, Fidelity Management and Research Company, Franklin Advisors, Inc., Franklin Mutual Advisors, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, Inc., Lib-erty Advisory Services Corp. and MFS Investment Management or any of their affiliated or managed companies (based upon contractowner's status at the time the contract was purchased.).

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life as-sumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:
  1. from purchase payments (on a FIFO basis) until exhausted; then
  2. from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states paragraph c does not apply and paragraph b continues to apply after the seventh anniversary of the contract.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a FIFO basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with sur-render or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural per-son), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services pro-vided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is greater than $100,000.

Transfer fee
We reserve the right to impose a $10 fee for the 13th and each additional transfer during any contract year. Automatic dollar cost averaging and auto-matic rebalancing transfers are not included in the limit of twelve transfers.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0% to 5%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

Additional information
The administrative and surrender charges and the account fees described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 at the time of application. The maximum annuitization age is 90.

Purchase Payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 for nonqualified contracts and
Section 403(b) transfers/rollovers to IRAs; and $2,000 for qualified con-tracts. The minimum annual amount for additional purchase payments for non-qualified and qualified contracts is $100. There is no set maximum for addi-tional purchase payments. However, purchase payments in excess of $1,000,000 require pre-approval by Lincoln Life. If you stop making purchase payments for three consecutive years, and the annuity account value decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfei-ture law for deferred annuities and pay the contractowner an adjusted annuity account value.

We will notify the contractowner at least 30 days in advance of the intended action. During the notification period, the contractowner may make additional purchase payments to meet the minimum value requirements and to avoid cancel-lation of the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently, normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment that can be put into any one vari-able subaccount is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable subaccount of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The num-ber of accumulation units credited is determined by dividing the amount allo-cated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the ac-cumulation unit value computed on the next valuation date. The number of accu-mulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumu-lation unit will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may in-clude a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a contract year.

The minimum amount that may be transferred between subaccounts is $50 per subaccount. If the transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the entire balance of the subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made in writing to our home office or, if a Tele-phone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call or by the Lincoln Life internet site. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their in-structions. We may also assign the contractowner a Personal Identification Num-ber (PIN) to serve as identification. We will not be liable for following tele-phone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be proc-essed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. Lincoln Life may refuse to permit more than twelve transfers in any year and may modify the transfer provisions of the contract. This contract is not designed for pro-fessional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the sub-accounts, and should Lincoln Life become aware of such disruptive practic-es, Lincoln Life may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the contract.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer all or any part of the contract value from a fixed ac-count to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of a fixed account (other than dollar cost averaging) may be subject to MVA.

Payment or transfer may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date
You may transfer all or a portion of your investment in one subaccount to an-other subaccount in the VAA or to the fixed side of the contract. Those trans-fers will be limited to three times per contract year. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. No transfers are allowed from the fixed side of the contract to the subaccounts.

Death benefit
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner, joint owner or annuitant dies before the annuity com-mencement date, the death benefit will be equal to the greatest of: the con-tract value for the valuation period during which the death benefit election becomes effective; the sum of all purchase payments less the sum of all with-drawals; or the highest contract value as of any contract anniversary occurring on or before the 80th birthday of the deceased person upon whose death the death benefit is payable; increased by the sum of purchase payments made since such contract anniversary and decreased by the sum of all partial withdrawals, partial annuitizations, and premium tax deductions made since such contract an-niversary.

The amount of the death benefit will be determined as of the date on which we receive all of the following requirements: (1) proof, satisfactory to us, of the death of the contractowner, joint owner or annuitant; (2) written election of a method of settlement; and (3) any other required claim forms, fully com-pleted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the prima-ry, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as a sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated benefi-ciary.

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as contractowner.

Upon the death of a contractowner, joint owner or annuitant, if the surviving spouse continues the contract, any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This provision ap-plies only one time for each contract.

If an annuitant who is not the contract owner or a joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner and joint owner, if applicable in equal shares, provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant). Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annu-itant, the death benefit will be paid to the beneficiary. The contract termi-nates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed later than 30 days subsequent to the effective date of this contract, unless the change occurred because of the death of a prior annuitant.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary.

  1. If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
  2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

The death benefit payable on the death of the annuitant will be distributed in either a lump sum or under an annuity payout. The annuity payout must be se-lected within 60 days after Lincoln Life has approved the death claim.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the annuitant dies after the annuity commencement date, the death benefit, if any, will be paid based on the annuity option selected. Lincoln Life will require proof of the annuitant's death. Under any option providing guaranteed payouts, the number of payouts which remain unpaid at the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon the surrender/withdrawal is the cash surrender value (contract value, plus or minus any market value adjustment, less any applica-ble surrender charges, account fees and premium tax charges) at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies other-wise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. The maximum amount which can be withdrawn without incurring any surrender charges is explained under charges and other deduc-tions. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

We may terminate the contract, if your purchase payment's frequency or your contract's value falls below your state's minimum standards.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This elec-tion must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representa-tion must be made that the proceeds being used to make the purchase have re-tained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent re-investment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 7.0% of each purchase pay-ment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. Lincoln Life will incur all other promotional or distribution expenses associ-ated with the marketing of the contracts. These commissions are not deducted from purchase payments or contract value, they are paid by us.

Ownership
The Owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a Joint Owner. Joint owner(s) shall be treated as having equal, undivided interests in the contract, including rights of survivorship. Either joint owner, independently of the other, may exercise any ownership rights in the contract.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment, an assignment affects the death benefit calculated under our con-tract. Consult your tax advisor about the tax consequence of an assignment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law which is usually on or before the contractowner's 90th birth-day. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)

The contract provides optional forms of payouts of annuities (annuity op-tions), some of which are payable on a variable basis, fixed basis or a combi-nation of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity. You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Fol-lowing are explanations of the annuity options available.

Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The guarantee period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a joint annuitant. The payout continues during the lifetime of the survivor. The designated period is elected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Life Annuity with Unit Refund. This option offers variable annuity benefit payments that will be made for the lifetime of the annuitant with the guaran-tee that upon death, should (a) the number of annuity units purchased, as de-termined by dividing the total dollar amount applied to purchase this option by the annuity unit value at the annuity commencement date be greater than (b) the number of annuity units paid in each variable annuity benefit payment mul-tiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the number of annuity units determined by (a) minus
(b) will be made. The refund payment value will be determined using the annu-ity unit value on the date the death claim is approved by us and payment is made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

Life Annuity with Cash Refund. This option offers fixed annuity benefit pay-ments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

General information
Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applica-ble. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mor-tality risk.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If you have not already chosen an annuity payout option, the beneficiary of the death benefit may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-location at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general ac-count and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Pro-spectus is generally intended to serve as a disclosure document only for as-pects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regard-ing the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a MVA (see market value adjustment below) and Charges and other deductions Surrender charge. The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, less surrender charges and account fees, if any.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods

The owner may allocate purchase payments to one or more fixed accounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may offer a fixed account for a period of less than one year for the purpose of dollar cost av-eraging. Each purchase payment allocated to a fixed account will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed ac-count. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the annual effective rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaran-teed period will be subject to the MVA. Each guaranteed period purchase pay-ment amount will be treated separately for purposes of determining any appli-cable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees or premium taxes.

Lincoln Life will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaran-teed period will begin automatically at the end of the previous guaranteed pe-riod, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed account or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expi-ration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market value adjustment

Any surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period (other than Dollar Cost Averaging transfers) will be subject to a market value adjustment (MVA). A surrender or transfer effective upon the expiration date of the guaranteed period will not be sub-ject to an MVA. The MVA will be applied to the amount being surrendered or transferred. The MVA will be applied after the deduction of any applicable ac-count fees and before any applicable surrender or transfer charges. In gener-al, the MVA reflects the relationship between the index rate in effect at the time a purchase payment is allocated to a fixed account's guaranteed period under the contract and the index rate in effect at the time of the purchase payment's surrender or transfer. It also reflects the time remaining in the fixed account's guaranteed peri-od. If the index rate at the time of the surrender or transfer is lower than the index rate at the time the purchase payment was allocated, then the appli-cation of the MVA will generally result in a higher payment at the time of the surrender or transfer. Similarly, if the index rate at the time of surrender or transfer is higher than the index rate at the time of the allocation of the purchase payment, then the application of the MVA will generally result in a lower payment at the time of the surrender or transfer. The index rate is pub-lished by the Federal Reserve Board.

The MVA is calculated by multiplying the transaction amount by:

                                    (1+A)n
                      -1             ----
                                    (1+B)n

where:
A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or trans-fer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor repre-senting direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is antic-ipated that a substantial portion of applicable general account portfolio as-sets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surren-ders), the market price may be lower. Accordingly, even if interest rates de-cline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no MVA.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 X (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the MVA.

Additional adjustments may be included in this calculation that can positively or negatively affect the MVA. The adjustments represent the direct and indi-rect costs Lincoln Life can incur due to the liquidation of general account assets in order to satisfy surrender requests.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual), the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal Income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately di-versified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment op-tions will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to exist-ing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that the annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is pos-sible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the ex-cess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive exceeds your purchase payments. In certain circum-stances, your purchase payments are reduced by amounts received from your con-tract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date

  . If the beneficiary receives death benefits under an annuity payout op-tion, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity pay-out option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are included in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase not previously received.

Penalty taxes payable on withdrawals, surrenders or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdraw-als, surrenders or annuity payouts that:

 . You receive on or after you reach age 59 1/2,

 . You receive because you became disabled (as defined in the tax law),

 . A beneficiary receives on or after your death, or

 . You receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, a withdrawal or an annuity pay-out that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value to the extent that it exceeds your purchase pay-ments not previously received, the new owner's purchase payments in the con-tract would then be increased to reflect the amount included in your income.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans

We have also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Con-tracts issued to or in connection with a qualified retirement plan are called "qualified contracts". We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

We may issue contracts in connection with the following types of qualified plans:

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("Simple 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a)") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made and the tax deduction or exclusion that may be allowed for the purchase pay-ments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensa-tion.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-
  nuitant must begin receiving
 payments from the contract in certain minimum amounts by a certain age, typi-cally age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan dura-tion, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distribu-tions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for pur-chase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the re-cipient with a notice explaining these requirements and how the 20% withhold-ing can be avoided by electing a direct rollover.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpre-tations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the fund.

The voting will be done according to the instructions of contractowners who have interests in the subaccounts which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpre-tations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the trust. Since the fund engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares by the fund.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Delaware Distributors, L.P. ("DDLP") will act as wholesaler and will assist Lincoln Life in forming the selling group. DDLP will also perform certain enumerated marketing and ancillary func-tions in support of the selling group. The contracts will be sold by our prop-erly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-deal-ers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in ad-dition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana 46801. A con-tract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A pur-chaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is sub-stantial, the cases are in the preliminary stages of litigation, and it is pre-mature to make assessments about potential loss, if any. Management is defend-ing these suits vigorously. The amount of liability, if any, which may ulti-mately arise as a result of these suits cannot be reasonably determined at this time.

Statement of Additional
Information
Table of contents for Lincoln Life Variable Annuity
Account N

(Lincoln ChoicePlus)

                                                                 Item
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General information and history of Lincoln Life                   B-1
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Special terms                                                     B-1
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Services                                                          B-1
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Principal underwriter                                             B-2
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For a free copy of the SAI please see page one of this booklet.
                                                                 Item
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Purchase of securities being offered                              B-2
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Calculation of investment results                                 B-2
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Annuity payouts                                                   B-6
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Advertising and sales literature                                  B-7
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Financial statements                                             B-10

 ................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus).

                                 (Please Print)

Name: _________________________  Social Security No.: __________________________

Address: _______________________________________________________________________

City  State  Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, In-diana 46801

                 (This page has been left blank intentionally.)

Lincoln Life Variable Annuity Account N

Statement of assets and liability

December 31, 1999


                                                    AIM V.I.
                                       AIM V.I.     International AIM V.I.
                                       Growth       Equity        Value
                         Combined      Subaccount   Subaccount    Subaccount
------------------------------------------------------------------------------
Assets
Investments at Market--
 Affiliated (Cost
 $82,346,295)            $ 84,769,470  $       --    $       --   $       --
Investments at Market--
 Unaffiliated (Cost
 $273,154,463)            307,782,922   24,440,659    10,773,504   44,211,097
                         ------------  -----------   -----------  -----------
Total Investments         392,552,392   24,440,659    10,773,504   44,211,097
Dividend Receivable            19,912          --            --           --
Total Assets              392,572,304   24,440,659    10,773,504   44,211,097
Liability--Payable to
 The Lincoln National
 Life Insurance Company        15,012          937           411        1,684
                         ------------  -----------   -----------  -----------
NET ASSETS               $392,557,292  $24,439,722   $10,773,093  $44,209,413
                         ============  ===========   ===========  ===========
Percent of net assets          100.00%        6.23%         2.74%       11.26%
                         ============  ===========   ===========  ===========
Net assets are
 represented by:
 . Units in accumulation
  period                                 1,642,369       685,744    3,157,111
-----------------------
 . Annuity reserve units                      7,233           --           --
-----------------------
 . Unit value                           $    14.816   $    15.710  $    14.003
-----------------------
 . Value in accumulation
  period                                24,332,560    10,773,093   44,209,413
-----------------------
 . Annuity reserves                         107,162           --           --
-----------------------                -----------   -----------  -----------
NET ASSETS                             $24,439,722   $10,773,093  $44,209,413
                                       ===========   ===========  ===========

See accompanying notes.

                           Liberty     Delaware                            Delaware    Delaware
 Bankers       Liberty     Colonial    Premium     Delaware    Delaware    Premium     Premium
 Trust Equity  Colonial    NewPort     Growth      Premium     Premium     Emerging    International
 500 Index     US Stock    Tiger       and Income  Delchester  Devon       Markets     Equity
 Subaccount    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
--------------------------------------------------------------------------------------------------------

 $       --    $      --   $      --   $7,717,650  $6,075,240  $8,911,265  $1,345,552   $3,630,230
  46,396,762    4,440,325   3,055,654         --          --          --          --           --
 -----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------
  46,396,762    4,440,325   3,055,654   7,717,650   6,075,240   8,911,265   1,345,552    3,630,230
         --           --          --          --       19,912         --          --           --
  46,396,762    4,440,325   3,055,654   7,717,650   6,095,152   8,911,265   1,345,552    3,630,230

       1,775          171         117         297         233         346          51          143
 -----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------
 $46,394,987   $4,440,154  $3,055,537  $7,717,353  $6,094,919  $8,910,919  $1,345,501   $3,630,087
 ===========   ==========  ==========  ==========  ==========  ==========  ==========   ==========
       11.82%        1.13%       0.78%       1.97%       1.55%       2.27%       0.34%        0.92%
 ===========   ==========  ==========  ==========  ==========  ==========  ==========   ==========

   3,760,973      388,245     185,849     800,420     636,545     974,029      99,293      313,631
      11,164          --          --        5,142         --        1,099         --           --
 $    12.299   $   11.436  $   16.441  $    9.580  $    9.575  $    9.138  $   13.551   $   11.574
  46,257,680    4,440,154   3,055,537   7,668,097   6,094,919   8,900,879   1,345,501    3,630,087
     137,307          --          --       49,256         --       10,040         --           --
 -----------   ----------  ----------  ----------  ----------  ----------  ----------   ----------
 $46,394,987   $4,440,154  $3,055,537  $7,717,353  $6,094,919  $8,910,919  $1,345,501   $3,630,087
 ===========   ==========  ==========  ==========  ==========  ==========  ==========   ==========

Lincoln Life Variable Annuity Account N

December 31, 1999

                                Delaware   Delaware    Delaware
                                Premium    Premium     Premium     Delaware
                                Real       Small Cap   Social      Premium
                                Estate     Value       Awareness   Trend
                                Subaccount Subaccount  Subaccount  Subaccount
-------------------------------------------------------------------------------
Assets
Investments at Market--
 Affiliated (Cost $82,346,295)   $710,962  $3,137,177  $7,254,574  $16,014,847
Investments at Market--
 Unaffiliated (Cost
 $273,154,463)                        --          --          --           --
                                 --------  ----------  ----------  -----------
Total Investments                 710,962   3,137,177   7,254,574   16,014,847
Dividend Receivable                   --          --          --           --
Total Assets                      710,962   3,137,177   7,254,574   16,014,847
Liability--Payable to The
 Lincoln National Life
 Insurance Company                     27         119         277          603
                                 --------  ----------  ----------  -----------
NET ASSETS                       $710,935  $3,137,058  $7,254,297  $16,014,244
                                 ========  ==========  ==========  ===========
Percent of net assets                0.18%       0.80%       1.85%        4.08%
                                 ========  ==========  ==========  ===========
Net assets are represented by:
 . Units in accumulation period     73,159     318,790     611,167      877,800
------------------------------
 . Annuity reserve units               --          --          --           --
------------------------------
 . Unit value                     $  9.718  $    9.841  $   11.870  $    18.244
------------------------------
 . Value in accumulation period    710,936   3,137,058   7,254,297   16,014,244
------------------------------
 . Annuity reserves                    --          --          --           --
------------------------------   --------  ----------  ----------  -----------
NET ASSETS                       $710,936  $3,137,058  $7,254,297  $16,014,244
                                 ========  ==========  ==========  ===========

See accompanying notes.

             Fidelity                              Fidelity                               Lincoln
             VIP          Fidelity     Fidelity    VIP III       Kemper      Kemper       National
 Dreyfus     Equity       VIP          VIP         Growth        Small Cap   Government   Money
 Small Cap   Income       Growth       Overseas    Opportunities Growth      Securities   Market
 Subaccount  Subaccount   Subaccount   Subaccount  Subaccount    Subaccount  Subaccount   Subaccount
----------------------------------------------------------------------------------------------------------

 $      --   $       --   $       --   $      --    $       --   $      --   $       --   $17,841,217
  3,850,015   15,591,893   38,112,319   8,924,980    18,902,615   5,918,750   12,138,816          --
 ----------  -----------  -----------  ----------   -----------  ----------  -----------  -----------
  3,850,015   15,591,893   38,112,319   8,924,980    18,902,615   5,918,750   12,138,816   17,841,217
        --           --           --          --            --          --           --           --
  3,850,015   15,591,893   38,112,319   8,924,980    18,902,615   5,918,750   12,138,816   17,841,217
        145          598        1,453         342           731         223          466          683
 ----------  -----------  -----------  ----------   -----------  ----------  -----------  -----------
 $3,849,870  $15,591,295  $38,110,866  $8,924,638   $18,901,884  $5,918,527  $12,138,350  $17,840,534
 ==========  ===========  ===========  ==========   ===========  ==========  ===========  ===========
       0.98%        3.97%        9.71%       2.27%         4.82%       1.51%        3.09%        4.54%
 ==========  ===========  ===========  ==========   ===========  ==========  ===========  ===========

    295,868    1,463,500    2,642,177     628,052     1,770,295     405,316    1,218,517    1,721,360
        --         9,081       11,862         --            --          --           --           --
 $   13.012  $    10.588  $    14.360  $   14.210   $    10.677  $   14.602  $     9.962  $    10.364
  3,849,870   15,495,149   37,940,538   8,924,638    18,901,884   5,918,527   12,138,350   17,840,534
        --        96,146      170,328         --            --          --           --           --
 ----------  -----------  -----------  ----------   -----------  ----------  -----------  -----------
 $3,849,870  $15,591,295  $38,110,866  $8,924,638   $18,901,884  $5,918,527  $12,138,350  $17,840,534
 ==========  ===========  ===========  ==========   ===========  ==========  ===========  ===========

Lincoln Life Variable Annuity Account N

December 31, 1999


                                   Lincoln      MFS
                                   National     Emerging     MFS total
                                   Bond         Growth       Return
                                   Subaccount   Subaccount   Subaccount
-----------------------------------------------------------------------------
Assets
Investments at Market--Affiliated
 (Cost $82,346,295)                $12,130,756  $       --   $       --
Investments at Market--
 Unaffiliated (Cost $273,154,463)          --    23,707,760   13,097,966
                                   -----------  -----------  -----------
Total Investments                   12,130,756   23,707,760   13,097,966
Dividend Receivable                        --           --           --
Total Assets                        12,130,756   23,707,760   13,097,966
Liability--Payable to The Lincoln
 National Life Insurance Company           466          894          506
                                   -----------  -----------  -----------
NET ASSETS                         $12,130,290  $23,706,866  $13,097,460
                                   ===========  ===========  ===========
Percent of net assets                     3.09%        6.04%        3.34%
                                   ===========  ===========  ===========
Net assets are represented by:
 . Units in accumulation period      1,259,559    1,212,170    1,271,214
 --------------------------------
 . Annuity reserve units                   --           --           --
 --------------------------------
 . Unit value                      $     9.631  $    19.557  $    10.303
 --------------------------------
 . Value accumulation period        12,130,290   23,706,866   13,097,460
 --------------------------------
 . Annuity reserves                        --           --           --
 --------------------------------  -----------  -----------  -----------
NET ASSETS                         $12,130,290  $23,706,866  $13,097,460
                                   ===========  ===========  ===========

See accompanying notes.

                          OCC
                          Accumulation OCC
 MFS          MFS         Global       Accumulation
 Utilities    Research    Equity       Managed
 Subaccount   Subaccount  Subaccount   Subaccount
-------------------------------------------------------

 $       --   $      --    $      --    $      --
  16,877,359   8,152,328    3,693,596    5,496,524
 -----------  ----------   ----------   ----------
  16,877,359   8,152,328    3,693,596    5,496,524
         --          --           --           --
  16,877,359   8,152,328    3,693,596    5,496,524
         646         312          143          213
 -----------  ----------   ----------   ----------
 $16,876,713  $8,152,016   $3,693,453   $5,496,311
 ===========  ==========   ==========   ==========
        4.30%       2.08%        0.94%        1.40%
 ===========  ==========   ==========   ==========

   1,273,358     630,578      294,211      536,721
       3,927         --           --         4,147
 $    13.213  $   12.928   $   12.554   $   10.162
  16,824,825   8,152,016    3,693,453    5,454,168
      51,888         --           --        42,143
 -----------  ----------   ----------   ----------
 $16,876,713  $8,152,016   $3,693,453   $5,496,311
 ===========  ==========   ==========   ==========

Lincoln Life Variable Annuity Account N

Statement of operations

Year Ended December 31, 1999

                                                                  AIM V.I.
                                                      AIM V.I.    International
                                                      Growth      Equity
                                         Combined     Subaccount  Subaccount
-------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income       $ 2,584,493  $   45,712  $   67,998
---------------------------------------
 . Dividends from net realized gains on
  investments                              3,257,711     801,307     285,352
---------------------------------------
Mortality and expense guarantees          (2,289,189)   (122,442)    (45,924)
                                         -----------  ----------  ----------
Net Investment Income (Loss)               3,553,015     724,577     307,426
Net Realized and Unrealized Gain (Loss)
 on Investments:
 . Net realized gain (loss) on
  investments                              2,717,979      61,437     646,152
---------------------------------------
 . Net change in unrealized appreciation
  or depreciation on investments          36,814,991   3,164,157   1,915,792
---------------------------------------  -----------  ----------   ----------
Net Realized and Unrealized Gain (Loss)
 on Investments                           39,532,970   3,225,594   2,561,944
                                         -----------  ----------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations               $43,085,985  $3,950,171  $2,869,370
---------------------------------------  ===========  ==========  ==========


See accompanying notes.

             Bankers                Liberty    Delaware                         Delaware
             Trust       Liberty    Colonial   Premium    Delaware   Delaware   Premium
 AIM V.I.    Equity 500  Colonial   NewPort    Growth and Premium    Premium    Emerging
 Value       Index       US Stock   Tiger      Income     Delchester Devon      Markets
 Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
------------------------------------------------------------------------------------------
 $  114,307  $  294,359  $ 22,377   $ 16,547   $ 106,334  $ 374,019  $  14,831  $  1,151
    597,748     138,424   203,260        --       81,959        --      28,673       --
   (237,428)   (286,852)  (24,198)   (12,104)    (56,690)   (51,250)   (83,545)   (6,100)
 ----------  ----------  --------   --------   ---------  ---------  ---------  --------
    474,627     145,931   201,439      4,443     131,603    322,769    (40,041)   (4,949)
     27,847      27,121       (65)    36,913     (41,512)   (91,607)   (87,211)   18,715
  4,929,350   3,978,680    35,006    557,362    (486,668)  (446,001)  (473,024)  217,354
 ----------  ----------  --------   --------   ---------  ---------  ---------  --------
  4,957,197   4,005,801    34,941    594,275    (528,180)  (537,608)  (560,235)  236,069
 ----------  ----------  --------   --------   ---------  ---------  ---------  --------
 $5,431,824  $4,151,732  $236,380   $598,718   $(396,577) $(214,839) $(600,276) $231,120
 ==========  ==========  ========   ========   =========  =========  =========  ========

Lincoln Life Variable Annuity Account N

Year Ended December 31, 1999

                                Delaware      Delaware   Delaware   Delaware
                                Premium       Premium    Premium    Premium
                                International Real       Small Cap  Social
                                Equity        Estate     Value      Awareness
                                Subaccount    Subaccount Subaccount Subaccount
------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment
  income                        $  5,420      $  2,773   $  6,315   $  6,284
------------------------------
 . Dividends from net realized
  gains on investments               396           --       2,591        --
------------------------------
Mortality and expense
 guarantees                      (16,076)       (4,637)   (20,889)   (54,088)
                                --------      --------   --------   --------
Net Investment Income (Loss)     (10,260)       (1,864)   (11,983)   (47,804)
Net Realized and Unrealized
 Gain (Loss) on Investments:
 . Net realized gain (loss) on
  investments                    151,449       (14,359)    (4,116)    15,441
------------------------------
 . Net change in unrealized
  appreciation or depreciation
  on investments                 159,885        (5,062)   (56,317)   697,762
------------------------------  --------      --------   --------   --------
Net Realized and Unrealized
 Gain (Loss) on Investments      311,334       (19,421)   (60,433)   713,203
                                --------      --------   --------   --------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations                     $301,074      $(21,285)  $(72,416)  $665,399
                                ========      ========   ========   ========


See accompanying notes.

                       Fidelity                            Fidelity
Delaware               VIP         Fidelity    Fidelity    VIP III       Kemper      Kemper
Premium     Dreyfus    Equity      VIP         VIP         Growth        Small Cap   Government
Trend       Small Cap  Income      Growth      Overseas    Opportunities Growth      Securities
Subaccount  Subaccount Subaccount  Subaccount  Subaccount  Subaccount    Subaccount  Subaccount
-----------------------------------------------------------------------------------------------
$       34   $    373  $  18,297   $    1,460  $    4,516    $  23,068   $      --    $120,036
       --         --      40,446       91,781       7,284       43,128          --         --
   (48,447)   (21,163)  (101,983)    (187,107)    (47,462)    (137,343)     (30,630)   (70,809)
----------   --------  ---------   ----------  ----------    ---------   ----------   --------
   (48,413)   (20,790)   (43,240)     (93,866)    (35,662)     (71,147)     (30,630)    49,227
    56,040      9,870      2,348       29,798   1,798,129       15,981       17,423     (7,808)
 3,490,733    501,638    (92,622)   5,913,522   1,027,670      390,823    1,428,512    (79,830)
----------   --------  ---------   ----------  ----------    ---------   ----------   --------
 3,546,773    511,508    (90,274)   5,943,320   2,825,799      406,804    1,445,935    (87,638)
----------   --------  ---------   ----------  ----------    ---------   ----------   --------
$3,498,360   $490,718  $(133,514)  $5,849,454  $2,790,137    $ 335,657   $1,415,305   $(38,411)
==========   ========  =========   ==========  ==========    =========   ==========   ========

Lincoln Life Variable Annuity Account N

Year Ended December 31, 1999

                                            Lincoln
                                            National   Lincoln    MFS
                                            Money      National   Emerging
                                            Market     Bond       Growth
                                            Subaccount Subaccount Subaccount
-----------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income          $ 527,238  $ 627,973  $      --
------------------------------------------
 . Dividends from net realized gains on
  investments                                     --         --          --
------------------------------------------
Mortality and expense guarantees             (156,983)   (82,828)    (89,179)
                                            ---------  ---------  ----------
Net Investment Income (Loss)                  370,255    545,145     (89,179)
Net Realized and Unrealized Gain (Loss) on
 Investments:
 . Net realized gain (loss) on investments         --     (21,107)     11,337
------------------------------------------
 . Net change in unrealized appreciation or
  depreciation on investments                     --    (743,442)  7,351,580
------------------------------------------  ---------  ---------  ----------
Net Realized and Unrealized Gain (Loss) on
 Investments                                      --    (764,549)  7,362,917
                                            ---------  ---------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                  $ 370,255  $(219,404) $7,273,738
                                            =========  =========  ==========


See accompanying notes.

                                    OCC
                                    Accumulation OCC
 MFS Total  MFS         MFS         Global       Accumulation
 Return     Utilities   Research    Equity       Managed
 Subaccount Subaccount  Subaccount  Subaccount   Subaccount
-----------------------------------------------------------------
 $  72,777  $   50,478  $    3,908  $  48,989    $  6,919
   134,957     253,805      20,650    510,423      15,527
   (92,471)    (97,333)    (48,150)   (20,158)    (34,920)
 ---------  ----------  ----------  ---------    --------
   115,263     206,950     (23,592)   539,254     (12,474)
    (5,716)     34,684      16,494     12,556       1,745
  (104,598)  2,510,113   1,162,825   (176,948)     46,739
 ---------  ----------  ----------  ---------    --------
  (110,314)  2,544,797   1,179,319   (164,392)     48,484
 ---------  ----------  ----------  ---------    --------
 $   4,949  $2,751,747  $1,155,727  $ 374,862    $ 36,010
 =========  ==========  ==========  =========    ========

Lincoln Life Variable Annuity Account N

Statement of changes in net assets

Period from November 24, 1998 to December 31, 1998 and the Year Ended December 31, 1999

                                                      AIM V.I.
                                         AIM V.I.     International AIM V.I.
                                         Growth       Equity        Value
                          Combined       Subaccount   Subaccount    Subaccount
--------------------------------------------------------------------------------
Changes From Operations:
 . Net investment income
   (loss)                 $      37,847  $    11,123   $       287  $    11,483
 -----------------------
 . Net realized gain
   (loss) on investments             46           --            --            1
 -----------------------
 . Net change in
   unrealized
   appreciation or
   depreciation on
   investments                  236,643        8,483         2,328       10,765
------------------------  -------------  -----------   -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations                274,536       19,606         2,615       22,249
Change From Unit
 Transactions:
 Accumulation Units:
  . Contract purchases       11,651,639      258,564        74,145      382,502
  ----------------------
  . Terminated contracts
    and transfers to
    annuity reserves            (67,297)          --            --           --
------------------------  -------------  -----------   -----------  -----------
                             11,584,342      258,564        74,145      382,502
Net Increase in Net
 Assets Resulting from
 Unit Transactions           11,584,342      258,564        74,145      382,502
------------------------  -------------  -----------   -----------  -----------
Total Increase in Net
 Assets                      11,858,878      278,170        76,760      404,751
------------------------  -------------  -----------   -----------  -----------
Net Assets at December
 31, 1998                    11,858,878      278,170        76,760      404,751
------------------------
Changes From Operations:
 . Net investment income
   (loss)                     3,553,015      724,577       307,426      474,627
 -----------------------
 . Net realized gain
   (loss) on investments      2,717,979       61,437       646,152       27,847
 -----------------------
 . Net change in
   unrealized
   appreciation or
   depreciation on
   investments               36,814,991    3,164,157     1,915,792    4,929,350
------------------------  -------------  -----------   -----------  -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations             43,085,985    3,950,171     2,869,370    5,431,824
Change From Unit
 Transactions:
 Accumulation Units:
  . Contract purchases      670,494,798   21,455,422    16,257,693   41,495,564
  ----------------------
  . Terminated contracts
    and transfers to
    annuity reserves       (333,494,545)  (1,336,014)   (8,430,730)  (3,113,531)
  ----------------------  -------------  -----------   -----------  -----------
                            337,000,253   20,119,408     7,826,963   38,382,033
 Annuity Reserves:
  . Transfer from
    accumulation units
    and between accounts        648,678       96,307            --       (7,138)
  ----------------------
  . Annuity Payments            (27,650)      (1,979)           --       (2,057)
  ----------------------
  . Receipt
    (reimbursement) of
    mortality guarantee
    adjustments                  (8,852)      (2,355)           --           --
------------------------  -------------  -----------   -----------  -----------
                                612,176       91,973            --       (9,195)
Net Increase in Net
 Assets Resulting from
 Unit Transactions          337,612,429   20,211,381     7,826,963   38,372,838
------------------------  -------------  -----------   -----------  -----------
Total Increase in Net
 Assets                     380,698,414   24,161,552    10,696,333   43,804,662
------------------------  -------------  -----------   -----------  -----------
Net Assets at December
 31, 1999                 $ 392,557,292  $24,439,722   $10,773,093  $44,209,413
------------------------  =============  ===========   ===========  ===========

See accompanying notes.

 Bankers                  Liberty     Delaware                               Delaware    Delaware
 Trust        Liberty     Colonial    Premium      Delaware     Delaware     Premium     Premium
 Equity       Colonial    NewPort     Growth and   Premium      Premium      Emerging    International
 500 Index    US Stock    Tiger       Income       Delchester   Devon        Markets     Equity
 Subaccount   Subaccount  Subaccount  Subaccount   Subaccount   Subaccount   Subaccount  Subaccount
-----------------------------------------------------------------------------------------------------------
 $     3,989  $      749  $      304  $      (129) $     2,426  $      (331) $      (10) $         (7)
           1          --          --            1           (1)          --          --            --
      28,725         250        (512)       3,753       (3,741)      18,543          80           102
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
      32,715         999        (208)       3,625       (1,316)      18,212          70            95
     915,708      18,120      17,001      227,487      414,557      437,808      14,632        18,130
      (2,886)         --          --           --           --           --          --            --
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
     912,822      18,120      17,001      227,487      414,557      437,808      14,632        18,130
     912,822      18,120      17,001      227,487      414,557      437,808      14,632        18,130
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
     945,537      19,119      16,793      231,112      413,241      456,020      14,702        18,225
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
     945,537      19,119      16,793      231,112      413,241      456,020      14,702        18,225
     145,931     201,439       4,443      131,603      322,769      (40,041)     (4,949)      (10,260)
      27,121         (65)     36,913      (41,512)     (91,607)     (87,211)     18,715       151,449
   3,978,680      35,006     557,362     (486,668)    (446,001)    (473,024)    217,354       159,885
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
   4,151,732     236,380     598,718     (396,577)    (214,839)    (600,276)    231,120       301,074
  43,792,048   4,453,154   2,857,126    8,948,171    7,883,137   10,892,783   1,328,042    22,564,199
  (2,628,346)   (268,499)   (417,100)  (1,118,560)  (1,986,620)  (1,847,328)   (228,363)  (19,253,411)
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
  41,163,702   4,184,655   2,440,026    7,829,611    5,896,517    9,045,455   1,099,679     3,310,788
     137,629          --          --       55,484           --        9,782          --            --
        (542)         --          --       (2,087)          --          (62)         --            --
      (3,071)         --          --         (190)          --           --          --            --
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
     134,016          --          --       53,207           --        9,720          --            --
  41,297,718   4,184,655   2,440,026    7,882,818    5,896,517    9,055,175   1,099,679     3,310,788
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
  45,449,450   4,421,035   3,038,744    7,486,241    5,681,678    8,454,899   1,330,799     3,611,862
 -----------  ----------  ----------  -----------  -----------  -----------  ----------  ------------
 $46,394,987  $4,440,154  $3,055,537  $ 7,717,353  $ 6,094,919  $ 8,910,919  $1,345,501  $  3,630,087
 ===========  ==========  ==========  ===========  ===========  ===========  ==========  ============

Lincoln Life Variable Annuity Account N

Period from November 24, 1998 to December 31, 1998 and the Year Ended December 31, 1999

                              Delaware    Delaware     Delaware
                              Premium     Premium      Premium     Delaware
                              Real        Small Cap    Social      Premium
                              Estate      Value        Awareness   Trend
                              Subaccount  Subaccount   Subaccount  Subaccount
-------------------------------------------------------------------------------
Changes From Operations:
  . Net investment income
    (loss)                    $     (76)  $     (150)  $     (288) $       (43)
  ---------------------------
  . Net realized gain (loss)
    on investments                  --             1            1          --
  ---------------------------
  . Net change in unrealized
    appreciation or
    depreciation on
    investments                   1,802        9,528       33,401        4,330
----------------------------- ---------   ----------   ----------  -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                       1,726        9,379       33,114        4,287
Change From Unit
 Transactions:
  Accumulation Units:
    . Contract purchases         94,050      169,957      551,993       69,109
    -------------------------
    . Terminated contracts
      and transfers to
      annuity reserves              --           --        (2,866)         --
----------------------------- ---------   ----------   ----------  -----------
                                 94,050      169,957      549,127       69,109
Net Increase in Net Assets
 Resulting from Unit
 Transactions                    94,050      169,957      549,127       69,109
----------------------------- ---------   ----------   ----------  -----------
Total Increase in Net Assets     95,776      179,336      582,241       73,396
----------------------------- ---------   ----------   ----------  -----------
Net Assets at December 31,
 1998                            95,776      179,336      582,241       73,396
-----------------------------
Changes From Operations:
  . Net investment income
    (loss)                       (1,864)     (11,983)     (47,804)     (48,413)
  ---------------------------
  . Net realized gain (loss)
    on investments              (14,359)      (4,116)      15,441       56,040
  ---------------------------
  . Net change in unrealized
    appreciation or
    depreciation on
    investments                  (5,062)     (56,317)     697,762    3,490,733
----------------------------- ---------   ----------   ----------  -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                     (21,285)     (72,416)     665,399    3,498,360
Change From Unit
 Transactions:
  Accumulation Units:
    . Contract purchases        935,293    3,343,131    6,648,953   13,315,433
    -------------------------
    . Terminated contracts
      and transfers to
      annuity reserves         (298,849)    (312,993)    (642,296)    (872,945)
    ------------------------- ---------   ----------   ----------  -----------
                                636,444    3,030,138    6,006,657   12,442,488
  Annuity Reserves:
    . Transfer from
      accumulation units and
      between accounts              --           --           --           --
    -------------------------
    . Annuity Payments              --           --           --           --
    -------------------------
    . Receipt (reimbursement)
      of mortality guarantee
      adjustments                   --           --           --           --
----------------------------- ---------   ----------   ----------  -----------
                                    --           --           --           --
Net Increase in Net Assets
 Resulting from Unit
 Transactions                   636,444    3,030,138    6,006,657   12,442,488
----------------------------- ---------   ----------   ----------  -----------
Total Increase in Net Assets    615,159    2,957,722    6,672,056   15,940,848
----------------------------- ---------   ----------   ----------  -----------
Net Assets at December 31,
 1999                         $ 710,935   $3,137,058   $7,254,297  $16,014,244
----------------------------- =========   ==========   ==========  ===========

See accompanying notes.

             Fidelity                                 Fidelity                               Lincoln
             VIP          Fidelity     Fidelity       VIP III       Kemper      Kemper       National
 Dreyfus     Equity       VIP          VIP            Growth        Small Cap   Government   Money
 Small Cap   Income       Growth       Overseas       Opportunities Growth      Securities   Market
 Subaccount  Subaccount   Subaccount   Subaccount     Subaccount    Subaccount  Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------
 $      (96) $      (209) $      (347) $         (88)  $      (370) $      (23) $      (365) $       5,451
        --             2            6            --              3         --           --             --
     10,278       14,833       27,814          3,051        23,185       3,603        1,207            --
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
     10,182       14,626       27,473          2,963        22,818       3,580          842          5,451
    125,342      363,261      424,157        132,461       645,222      45,784      772,499      3,541,676
        --           --           --             --         (2,863)        --           --         (55,850)
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
    125,342      363,261      424,157        132,461       642,359      45,784      772,499      3,485,826
    125,342      363,261      424,157        132,461       642,359      45,784      772,499      3,485,826
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
    135,524      377,887      451,630        135,424       665,177      49,364      773,341      3,491,277
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
    135,524      377,887      451,630        135,424       665,177      49,364      773,341      3,491,277
    (20,790)     (43,240)     (93,866)       (35,662)      (71,147)    (30,630)      49,227        370,255
      9,870        2,348       29,798      1,798,129        15,981      17,423       (7,808)           --
    501,638      (92,622)   5,913,522      1,027,670       390,823   1,428,512      (79,830)           --
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
    490,718     (133,514)   5,849,454      2,790,137       335,657   1,415,305      (38,411)       370,255
  3,444,710   16,232,359   33,766,701    124,051,106    19,894,319   4,698,037   12,710,322    173,967,280
   (221,082)    (983,739)  (2,112,197)  (118,052,029)   (1,993,269)   (244,179)  (1,306,902)  (159,988,278)
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
  3,223,628   15,248,620   31,654,504      5,999,077    17,901,050   4,453,858   11,403,420     13,979,002
        --       107,541      160,535            --            --          --           --             --
        --        (9,039)      (2,668)           --            --          --           --             --
        --          (200)      (2,589)           --            --          --           --             --
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
        --        98,302      155,278            --            --          --           --             --
  3,223,628   15,346,922   31,809,782      5,999,077    17,901,050   4,453,858   11,403,420     13,979,002
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
  3,714,346   15,213,408   37,659,236      8,789,214    18,236,707   5,869,163   11,365,009     14,349,257
 ----------  -----------  -----------  -------------   -----------  ----------  -----------  -------------
 $3,849,870  $15,591,295  $38,110,866  $   8,924,638   $18,901,884  $5,918,527  $12,138,350  $  17,840,534
 ==========  ===========  ===========  =============   ===========  ==========  ===========  =============

Lincoln Life Variable Annuity Account N

Period from November 24, 1998 to December 31, 1998 and the Year Ended December 31, 1999

                                         Lincoln      MFS
                                         National     Emerging     MFS Total
                                         Bond         Growth       Return
                                         Subaccount   Subaccount   Subaccount
-------------------------------------------------------------------------------
Changes From Operations:
  . Net investment income (loss)         $      (229) $       (44) $      (270)
  --------------------------------------
  . Net realized gain (loss) on
    investments                                  --             1            2
  --------------------------------------
  . Net change in unrealized
    appreciation or depreciation on
    investments                                  157        5,891        9,731
---------------------------------------- -----------  -----------  -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                       (72)       5,848        9,463
Change From Unit Transactions:
  Accumulation Units:
    . Contract purchases                     465,808       58,984      506,443
    ------------------------------------
    . Terminated contracts and transfers
      to annuity reserves                        --           --           --
---------------------------------------- -----------  -----------  -----------
                                             465,808       58,984      506,443
Net Increase in Net Assets Resulting
 from Unit Transactions                      465,808       58,984      506,443
---------------------------------------- -----------  -----------  -----------
Total Increase in Net Assets                 465,736       64,832      515,906
---------------------------------------- -----------  -----------  -----------
Net Assets at December 31, 1998              465,736       64,832      515,906
----------------------------------------
Changes From Operations:
  . Net investment income (loss)             545,145      (89,179)     115,263
  --------------------------------------
  . Net realized gain (loss) on
    investments                              (21,107)      11,337       (5,716)
  --------------------------------------
  . Net change in unrealized
    appreciation or depreciation on
    investments                             (743,442)   7,351,580     (104,598)
---------------------------------------- -----------  -----------  -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                  (219,404)   7,273,738        4,949
Change From Unit Transactions:
  Accumulation Units:
    . Contract purchases                  13,178,516   17,118,654   13,987,800
    ------------------------------------
    . Terminated contracts and transfers
      to annuity reserves                 (1,294,558)    (750,358)  (1,413,417)
    ------------------------------------ -----------  -----------  -----------
                                          11,883,958   16,368,296   12,574,383
  Annuity Reserves:
    . Transfer from accumulation units
      and between accounts                       --           --         4,656
    ------------------------------------
    . Annuity Payments                           --           --        (2,434)
    ------------------------------------
    . Receipt (reimbursement) of
      mortality guarantee adjustments            --           --           --
---------------------------------------- -----------  -----------  -----------
                                                 --           --         2,222
Net Increase in Net Assets Resulting
 from Unit Transactions                   11,883,958   16,368,296   12,576,605
---------------------------------------- -----------  -----------  -----------
Total Increase in Net Assets              11,664,554   23,642,034   12,581,554
---------------------------------------- -----------  -----------  -----------
Net Assets at December 31, 1999          $12,130,290  $23,706,866  $13,097,460
---------------------------------------- ===========  ===========  ===========

See accompanying notes.

                          OCC
                          Accumulation OCC
 MFS          MFS         Global       Accumulation
 Utilities    Research    Equity       Managed
 Subaccount   Subaccount  Subaccount   Subaccount
--------------------------------------------------------

 $      (290) $      (62)   $    5,503   $      (41)
          26           1            1          --
      15,394       5,147       (1,722)         237
 -----------  ----------   ----------   ----------
      15,130       5,086        3,782          196
     675,517      82,339      110,158       38,225
      (2,832)        --           --           --
 -----------  ----------   ----------   ----------
     672,685      82,339      110,158       38,225
     672,685      82,339      110,158       38,225
 -----------  ----------   ----------   ----------
     687,815      87,425      113,940       38,421
 -----------  ----------   ----------   ----------
     687,815      87,425      113,940       38,421
     206,950     (23,592)     539,254      (12,474)
      34,684      16,494       12,556        1,745
   2,510,113   1,162,825     (176,948)      46,739
 -----------  ----------   ----------   ----------
   2,751,747   1,155,727      374,862       36,010
  14,460,042   7,300,548    3,469,829    6,044,426
  (1,055,770)   (391,684)    (265,178)    (666,320)
 -----------  ----------   ----------   ----------
  13,404,272   6,908,864    3,204,651    5,378,106
      37,836         --           --        46,046
      (4,716)        --           --        (2,066)
        (241)        --           --          (206)
 -----------  ----------   ----------   ----------
      32,879         --           --        43,774
  13,437,151   6,908,864    3,204,651    5,421,880
 -----------  ----------   ----------   ----------
  16,188,898   8,064,591    3,579,513    5,457,890
 -----------  ----------   ----------   ----------
 $16,876,713  $8,152,016   $3,693,453   $5,496,311
 ===========  ==========   ==========   ==========

Lincoln Life Variable Annuity Account N

Notes to financial statements

1. Accounting policies and account information

The Variable Account: Lincoln Life Variable Annuity Account N (Variable Ac-count) is a segregated investment account of The Lincoln National Life Insur-ance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit in-vestment trust. The operations of the Variable Account, which commenced on No-vember 24, 1998, are part of the operations of the Company.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been pre-pared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of thirty portfolios (the Funds) of eleven diversified open-end management investment companies, each portfolio with its own investment objective. The Funds are:

AIM Variable Insurance Funds:
 AIM V.I. Growth Fund
 AIM V.I. International Equity Fund
 AIM V.I. Value Fund

Bankers Trust Insurance Fund Trust:
 Bankers Trust Equity 500 Index Fund

Liberty Variable Investment Trust:
 Liberty Colonial US Stock Fund
 Liberty Colonial Newport Tiger Fund

Delaware Group Premium Funds:
 Delaware Premium Growth and Income Series
 Delaware Premium Delchester Series
 Delaware Premium Devon Series
 Delaware Premium Emerging Markets Series
 Delaware Premium International Equity Series
 Delaware Premium Real Estate Series
 Delaware Premium Small Cap Value Series
 Delaware Premium Social Awareness Series
 Delaware Premium Trend Series

Dreyfus Variable Investment Fund:
 Dreyfus Small Cap Portfolio

Fidelity Variable Insurance Products Fund:
 Fidelity VIP Equity Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund III:
 Fidelity VIP III Growth Opportunities Portfolio

Investors Fund Series:
 Kemper Small Cap Growth Portfolio
 Kemper Government Securities Portfolio

Lincoln National:
 Lincoln National Money Market Fund
 Lincoln National Bond Fund

MFS Variable Insurance Trust:
 MFS Emerging Growth Series
 MFS Total Return Series
 MFS Utilities Series
 MFS Research Series

OCC Accumulation Trust:
 OCC Accumulation Global Equity Portfolio
 OCC Accumulation Managed Portfolio

Investments in the Funds are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts in-volving life contingencies are calculated using a modification of the 1971 In-dividual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and expense guarantees and other transactions with affiliate

Amounts are paid to the Company for mortality and expense guarantees at an ef-fective annual rate of 1.40% of each portfolio's average daily net assets within the Variable Account. In addition, amounts retained by the

Lincoln Life Variable Annuity Account N

2. Mortality and expense guarantees and other transactions with affiliate (continued)

Company for processing sales of annuity contracts for contract charges and sur-render charges were as follows during 1999.

AIM V.I. Growth Fund                             $ 15,463
AIM V.I. International Equity Fund                     72
AIM V.I. Value Fund                                 8,597
Bankers Trust Equity 500 Index Fund                 7,631
Liberty Colonial US Stock Fund                      2,426
Liberty Colonial Newport Tiger Fund                10,652
Delaware Premium Growth and Income Series           5,943
Delaware Premium Delchester Series                    333
Delaware Premium Devon Series                      10,079
Delaware Premium Emerging Market Series            10,034
Delaware Premium International Equity Series        5,598
Delaware Premium Real Estate Series                    13
Delaware Premium Small Cap Value Series               454
Delaware Premium Social Awareness Series            1,116
Delaware Premium Trend Series                      21,323
Dreyfus Small Cap Portfolio                           763
Fidelity VIP Equity Income Portfolio                6,320
Fidelity VIP Growth Portfolio                      11,380
Fidelity VIP Overseas Portfolio                     3,078
Fidelity VIP III Growth Opportunities Portfolio    15,701
Kemper Small Cap Growth Portfolio                      40
Kemper Government Securities Portfolio                 20
Lincoln National Money Market Fund                  2,001
Lincoln National Bond Fund                            205
MFS Emerging Growth Series                          7,440
MFS Total Return Series                            10,751
MFS Utilities Series                                7,405
MFS Research Series                                 2,637
OCC Accumulation Global Equity Portfolio            2,650
OCC Accumulation Managed Portfolio                  6,316
-----------------------------------------------  --------
                                                 $176,441
                                                 ========

Accordingly, the Company is responsible for all sales, general and administra-tive expenses applicable to the Variable Account.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

3. NET ASSETS
The following is a summary of net assets owned at December 31, 1999.

                                                     AIM V.I.
                                         AIM V.I.    International AIM V.I.
                                         Growth      Equity        Value
                            Combined     Subaccount  Subaccount    Subaccount
-------------------------------------------------------------------------------
Unit Transactions:
 . Accumulation units       $348,584,595 $20,377,972  $ 7,901,108  $38,764,535
 -------------------------
 . Annuity Reserves:             612,176      91,973          --        (9,195)
 -------------------------  ------------ -----------  -----------  -----------
                             349,196,771  20,469,945    7,901,108   38,755,340
Accumulated net investment
 income (loss)                 3,590,862     735,700      307,713      486,110
--------------------------
Accumulated net realized
 gain (loss) on
 investments                   2,718,025      61,437      646,152       27,848
--------------------------
Net unrealized
 appreciation or
 depreciation on
 investments                  37,051,634   3,172,640    1,918,120    4,940,115
--------------------------  ------------ -----------  -----------  -----------
                            $392,557,292 $24,439,722  $10,773,093  $44,209,413
                            ============ ===========  ===========  ===========

                                Delaware   Delaware    Delaware
                                Premium    Premium     Premium     Delaware
                                Real       Small Cap   Social      Premium
                                Estate     Value       Awareness   Trend
                                Subaccount Subaccount  Subaccount  Subaccount
-------------------------------------------------------------------------------
Unit Transactions:
 . Accumulation units            $730,494  $3,200,095  $6,555,784  $12,511,597
 -----------------------------
 . Annuity Reserves:                  --          --          --           --
 -----------------------------   --------  ----------  ----------  -----------
                                  730,494   3,200,095   6,555,784   12,511,597
Accumulated net investment
 income (loss)                     (1,940)    (12,133)    (48,092)     (48,456)
------------------------------
Accumulated net realized gain
 (loss) on investments            (14,359)     (4,115)     15,442       56,040
------------------------------
Net unrealized appreciation or
 depreciation on investments       (3,260)    (46,789)    731,163    3,495,063
------------------------------   --------  ----------  ----------  -----------
                                $710,935   $3,137,058  $7,254,297  $16,014,244
                                 ========  ==========  ==========  ===========

                          Liberty    Delaware                            Delaware    Delaware
Bankers       Liberty     Colonial   Premium     Delaware    Delaware    Premium     Premium
Trust Equity  Colonial    NewPort    Growth      Premium     Premium     Emerging    International
500 Index     US Stock    Tiger      and Income  Delchester  Devon       Markets     Equity
Subaccount    Subaccount  Subaccount Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
--------------------------------------------------------------------------------------------------
$42,076,524   $4,202,775  $2,457,027 $8,057,098  $6,311,074  $9,483,263  $1,114,311   $3,328,918
    134,016          --          --      53,207         --        9,720         --           --
-----------   ----------  ---------- ----------  ----------  ----------  ----------   ----------
 42,210,540    4,202,775   2,457,027  8,110,305   6,311,074   9,492,983   1,114,311    3,328,918
    149,920      202,188       4,747    131,474     325,195     (40,372)     (4,959)     (10,267)
     27,122          (65)     36,913    (41,511)    (91,608)    (87,211)     18,715      151,449
  4,007,405       35,256     556,850   (482,915)   (449,742)   (454,481)    217,434      159,987
-----------   ----------  ---------- ----------  ----------  ----------  ----------   ----------
$46,394,987   $4,440,154  $3,055,537 $7,717,353  $6,094,919  $8,910,919  $1,345,501   $3,630,087
===========   ==========  ========== ==========  ==========  ==========  ==========   ==========

                                                                                         Lincoln
            Fidelity                  Fidelity    Fidelity VIP  Kemper      Kemper       National
Dreyfus     VIP Equity   Fidelity     VIP         III Growth    Small Cap   Government   Money
Small Cap   Income       VIP Growth   Overseas    Opportunities Growth      Securities   Market
Subaccount  Subaccount   Subaccount   Subaccount  Subaccount    Subaccount  Subaccount   Subaccount
----------------------------------------------------------------------------------------------------
$3,348,970  $15,611,881  $32,078,661  $6,131,538   $18,543,409  $4,499,642  $12,175,919  $17,464,828
       --        98,302      155,278         --            --          --           --           --
----------  -----------  -----------  ----------   -----------  ----------  -----------  -----------
 3,348,970   15,710,183   32,233,939   6,131,538    18,543,409   4,499,642   12,175,919   17,464,828
   (20,886)     (43,449)     (94,213)    (35,750)      (71,517)    (30,653)      48,862      375,706
     9,870        2,350       29,804   1,798,129        15,984      17,423       (7,808)         --
   511,916      (77,789)   5,941,336   1,030,721       414,008   1,432,115      (78,623)         --
----------  -----------  -----------  ----------   -----------  ----------  -----------  -----------
$3,849,870  $15,591,295  $38,110,866  $8,924,638   $18,901,884  $5,918,527  $12,138,350  $17,840,534
==========  ===========  ===========  ==========   ===========  ==========  ===========  ===========

Lincoln Life Variable Annuity Account N

3. Net Assets
The following is a summary of net assets owned at December 31, 1999.

                           Lincoln      MFS
                           National     Emerging     MFS Total     MFS
                           Bond         Growth       Return        Utilities
                           Subaccount   Subaccount   Subaccount    Subaccount
-------------------------------------------------------------------------------
Unit Transactions:
 . Accumulation units      $12,349,766  $16,427,280  $13,080,826   $14,076,957
 ------------------------------------------------------------
 . Annuity Reserves:               --           --         2,222        32,879
 ------------------------  -----------  -----------  -----------   -----------
                            12,349,766   16,427,280   13,083,048    14,109,836
Accumulated net
 investment income (loss)      544,916      (89,223)     114,993       206,660
---------------------------------------------------------------
Accumulated net realized
 gain (loss) on
 investments                   (21,107)      11,338       (5,714)       34,710
---------------------------------------------------------------
Net unrealized
 appreciation or
 depreciation on
 investments                  (743,285)   7,357,471      (94,867)    2,525,507
-------------------------  -----------  -----------  -----------   -----------
                           $12,130,290  $23,706,866  $13,097,460   $16,876,713
                           ===========  ===========  ===========   ===========
                                                     OCC
                                                     Accumulation  OCC
                                        MFS          Global        Accumulation
                                        Research     Equity        Managed
                                        Subaccount   Subaccount    Subaccount
-------------------------------------------------------------------------------
Unit Transactions:
 . Accumulation units                   $ 6,991,203  $ 3,314,809   $ 5,416,331
 ------------------------------------------------------------
 . Annuity Reserves:                            --           --         43,774
 ------------------------               -----------  -----------   -----------
                                          6,991,203    3,314,809     5,460,105
Accumulated net
 investment income (loss)                   (23,654)     544,757       (12,515)
---------------------------------------------------------------
Accumulated net realized
 gain (loss) on
 investments                                 16,495       12,557         1,745
---------------------------------------------------------------
Net unrealized
 appreciation or
 depreciation on
 investments                              1,167,972     (178,670)       46,976
-------------------------               -----------  -----------   -----------
                                        $ 8,152,016  $ 3,693,453   $ 5,496,311
                                        ===========  ===========   ===========

Lincoln Life Variable Annuity Account N

4. Purchases and sales of investments

The aggregate cost of investments purchased and the aggregate proceeds from in-vestments sold were as follows for 1999.

                                                 Aggregate    Aggregate
                                                 Cost of      Proceeds
                                                 Purchases    from Sales
--------------------------------------------------------------------------
AIM V.I. Growth Fund                             $ 21,738,721 $    801,836
-----------------------------------------------
AIM V.I. International Equity Fund                 16,072,630    7,937,833
-----------------------------------------------
AIM V.I. Value Fund                                39,412,211      563,076
-----------------------------------------------
Bankers Trust Equity 500 Index Fund                43,072,412    1,627,024
-----------------------------------------------
Liberty Colonial US Stock Fund                      4,627,123      240,859
-----------------------------------------------
Liberty Colonial Newport Tiger Fund                 2,954,805      510,219
-----------------------------------------------
Delaware Premium Growth and Income Series           8,941,768      927,059
-----------------------------------------------
Delaware Premium Delchester Series                  7,819,027    1,618,417
-----------------------------------------------
Delaware Premium Devon Series                      10,587,237    1,571,774
-----------------------------------------------
Delaware Premium Emerging Market Series             1,493,795      399,014
-----------------------------------------------
Delaware Premium International Equity Series       22,465,347   19,164,677
-----------------------------------------------
Delaware Premium Real Estate Series                   928,426      293,823
-----------------------------------------------
Delaware Premium Small Cap Value Series             3,279,409      261,142
-----------------------------------------------
Delaware Premium Social Awareness Series            6,407,467      448,358
-----------------------------------------------
Delaware Premium Trend Series                      12,826,043      431,368
-----------------------------------------------
Dreyfus Small Cap Portfolio                         3,396,869      193,891
-----------------------------------------------
Fidelity VIP Equity Income Portfolio               15,959,243      654,978
-----------------------------------------------
Fidelity VIP Growth Portfolio                      32,402,501      685,149
-----------------------------------------------
Fidelity VIP Overseas Portfolio                   123,690,645  117,726,893
-----------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio    19,435,722    1,605,111
-----------------------------------------------
Kemper Small Cap Growth Portfolio                   4,629,842      206,392
-----------------------------------------------
Kemper Government Securities Portfolio             12,272,988      819,905
-----------------------------------------------
Lincoln National Money Market Fund                167,251,052  152,901,243
-----------------------------------------------
Lincoln National Bond Fund                         13,384,302      954,751
-----------------------------------------------
MFS Emerging Growth Series                         16,642,282      362,274
-----------------------------------------------
MFS Total Return Series                            13,927,832    1,235,478
-----------------------------------------------
MFS Utilities Series                               14,338,237      693,515
-----------------------------------------------
MFS Research Series                                 7,168,208      282,627
-----------------------------------------------
OCC Accumulation Global Equity Portfolio            3,927,521      183,478
-----------------------------------------------
OCC Accumulation Managed Portfolio                  5,789,329      379,711
-----------------------------------------------  ------------ ------------
                                                 $656,842,994 $315,681,875
                                                 ============ ============

Lincoln Life Variable Annuity Account N

5. Investments

The following is a summary of investments owned at December 31, 1999.

                                               Net
                                   Shares      Asset  Value of     Cost of
                                   Outstanding Value  Shares       Shares
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                  757,850  $32.25 $ 24,440,659 $ 21,268,019
---------------------------------
AIM V.I. International Equity
 Fund                                 367,822   29.29   10,773,504    8,855,384
---------------------------------
AIM V.I. Value Fund                 1,319,734   33.50   44,211,097   39,270,982
---------------------------------
Bankers Trust Equity 500 Index
 Fund                               3,056,440   15.18   46,396,762   42,389,357
---------------------------------
Liberty Colonial US Stock Fund        223,694   19.85    4,440,325    4,405,069
---------------------------------
Liberty Colonial Newport Tiger
 Fund                               1,166,280    2.62    3,055,654    2,498,804
---------------------------------
Delaware Premium Growth and
 Income Series                        453,446   17.02    7,717,650    8,200,565
---------------------------------
Delaware Premium Delchester
 Series                               818,766    7.42    6,075,240    6,524,982
---------------------------------
Delaware Premium Devon Series         654,278   13.62    8,911,265    9,365,746
---------------------------------
Delaware Premium Emerging Market
 Series                               160,185    8.40    1,345,552    1,128,118
---------------------------------
Delaware Premium International
 Equity Series                        194,859   18.63    3,630,230    3,470,243
---------------------------------
Delaware Premium Real Estate
 Series                                82,003    8.67      710,962      714,222
---------------------------------
Delaware Premium Small Cap Value
 Series                               204,243   15.36    3,137,177    3,183,966
---------------------------------
Delaware Premium Social Awareness
 Series                               443,434   16.36    7,254,574    6,523,411
---------------------------------
Delaware Premium Trend Series         475,783   33.66   16,014,847   12,519,784
---------------------------------
Dreyfus Small Cap Portfolio            58,035   66.34    3,850,015    3,338,099
---------------------------------
Fidelity VIP Equity Income
 Portfolio                            606,452   25.71   15,591,893   15,669,682
---------------------------------
Fidelity VIP Growth Portfolio         693,834   54.93   38,112,319   32,170,983
---------------------------------
Fidelity VIP Overseas Portfolio       325,254   27.44    8,924,980    7,894,259
---------------------------------
Fidelity VIP III Growth
 Opportunities Portfolio              816,528   23.15   18,902,615   18,488,607
---------------------------------
Kemper Small Cap Growth Portfolio   2,230,167    2.65    5,918,750    4,486,635
---------------------------------
Kemper Government Securities
 Portfolio                         10,495,531    1.16   12,138,816   12,217,439
---------------------------------
Lincoln National Money Market
 Fund                               1,784,122   10.00   17,841,217   17,841,217
---------------------------------
Lincoln National Bond Fund          1,060,789   11.44   12,130,756   12,874,041
---------------------------------
MFS Emerging Growth Series            624,875   37.94   23,707,760   16,350,289
---------------------------------
MFS Total Return Series               737,914   17.75   13,097,966   13,192,833
---------------------------------
MFS Utilities Series                  698,566   24.16   16,877,359   14,351,852
---------------------------------
MFS Research Series                   349,286   23.34    8,152,328    6,984,356
---------------------------------
OCC Accumulation Global Equity
 Portfolio                            223,043   16.56    3,693,596    3,872,266
---------------------------------
OCC Accumulation Managed
 Portfolio                            125,923   43.65    5,496,524    5,449,548
---------------------------------                     ------------ ------------
                                                      $392,552,392 $355,500,758
                                                      ============ ============

6. Fund name change

During 1999, the Delaware Decatur Total Return Series changed its name to the Delaware Growth and Income Series.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liability of Lincoln Life Variable Annuity Account N ("Variable Account") (comprised of the AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, Banker's Trust Equity 500 Index, Liberty Colonial U.S. Stock, Liberty Colonial NewPort Tiger, Dela-ware Premium Growth and Income, Delaware Premium Delchester, Delaware Premium Devon, Delaware Premium Emerging Markets, Delaware Premium International Equi-ty, Delaware Premium Real Estate, Delaware Premium Small Cap Value, Delaware Premium Social Awareness, Delaware Premium Trend, Dreyfus Small Cap, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP III Growth Opportunities, Kemper Small Cap Growth, Kemper Government Securities, Lincoln National Money Market, Lincoln National Bond, MFS Emerging Growth, MFS Total Return, MFS Utilities, MFS Research, OCC Accumulation Global Equity, and OCC Accumulation Managed subaccounts) as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1999 and for the period from No-vember 24, 1998 to December 31, 1998. These financial statements are the re-sponsibility of the Variable Account's management. Our responsibility is to ex-press an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the au-dit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account N at Decem-ber 31, 1999, the results of their operations for the year then ended, and changes in their net assets for the year ended December 31, 1999 and for the period from November 24, 1998 to December 31, 1998, in conformity with account-ing principles generally accepted in the United States.

Fort Wayne, Indiana
March 24, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========

    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.

    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    Components of the Company's investments in real estate are summarized as follows:

                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======

    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======

4.  SUBSIDIARIES
    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)
    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========

                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========

    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.

    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.

    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.

    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====

                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====

7.  ANNUITY RESERVES
    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    PERSONAL ACCIDENT PROGRAMS
    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.

    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) settlement of the Company's exposure to the Unicover programs.

    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.

    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

    MARKETING AND COMPLIANCE MATTERS
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):

   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) surplus and will be recognized in statutory earnings over the life of the business.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.

    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.

    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.

    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========

                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========

                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====

                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SWAPTIONS
    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.
    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.
    PUT OPTIONS
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.
    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.
    COMMODITY SWAPS
    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.
    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.
    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.
    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.
    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.
    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.
    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.
    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.
    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.
    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.
    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.
    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.
    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments. SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.
13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.
    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.
    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.
    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3

    The balance sheets include reinsurance balances with affiliated companies as follows:

                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    value changes are borne entirely by the policyholder.
    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========

15. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.
    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.
    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.
    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

January 31, 2000

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) List of Financial Statements

    1. Part A -- The Table of Condensed Financial Information is included in Part A of this Registration Statement

    2. Part B -- The following Financial Statements for the Variable Account are included in Part B of this Registration Statement:

       Statement of Assets and Liability -- December 31, 1999
       Statement of Operations -- Year ended December 31, 1999
       Statements of Changes in Net Assets -- Year ended December 31, 1999 and 1998
       Notes to Financial Statements -- December 31, 1999
       Report of Ernst & Young LLP, Independent Auditors

    Part B -- The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement;

        Balance Sheets -- Statutory Basis -- December 31, 1999, and 1998

        Statements of Operations -- Statutory Basis -- Years ended December 31, 1999, 1998, and 1997

        Statements of Changes in Capital and Surplus -- Statutory Basis -- Years ended December 31, 1999, 1998, and 1997

        Statements of Cash Flows -- Statutory Basis -- Years ended December 31, 1999, 1998, and 1997

        Notes to Statutory-Basis Financial Statements -- December 31, 1999

        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (b) Wholesale Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (c) Amendment to Selling Group is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (d)  Amendment to Schedule A of Selling Group dated February 14, 2000

       (e)  "Form of" Amendment to Wholesale Agreement

     (4)
       The Lincoln National Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (a)  Settlement Contract Rider

       (b) Form of Income Contract Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (c) Nursing Care Waiver of Surrender/Withdrawal Charges Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (d) Section 403(b) Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (e) Section 457 Government Deferred Compensation Plan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (f) IRA Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (g) Roth IRA Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (h) Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (i)  Contract Amendment (Definitions)

       (j)  Contract Amendment (Death Benefit)

       (k)  Contract Amendment (CRT)

       (l)  Contract Amendment (AG)

     (5)
       Application for the Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (333-40937) Filed on November 9, 1998.

     (7)
       Not Applicable.

     (8)
       Fund Participation Agreements and Amendments

       (a) Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i)  AIM Variable Insurance Funds, Inc.

       (ii) BT Insurance Funds Trust

          (iii) Delaware Group Premium Fund, Inc.

          (iv) Dreyfus Variable Investment Fund is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed December 17, 1999.

          (v) Form of Agreement Investors Fund Series is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed
     November 9, 1998.

          (vi) Liberty Variable Investment Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

          (vii) Lincoln National Bond Fund, Inc.

          (viii) Lincoln National Money Market Fund, Inc.

          (ix) Fidelity Variable Insurance Products Fund

          (x) MFS-Registered Trademark- Variable Insurance Trust

          (xi) OCC Accumulation Trust

          (xii)  American Variable Insurance Series

          (xiii)  Alliance FPA.

          (xiv)  Templeton FPA


               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A 2-80741, Amendment No. 21 filed on April 10, 2000.

     (9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Results is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed December 17, 1999.

     (14) Not Applicable.

     (15) (a) Organizational Chart of The Lincoln National Insurance Holding Company System.

          (b)  Books and Records Report.

     (16) (a) Power of Attorney Todd R. Stephenson is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed on December 17, 1999 as 16(g).

     (16) (b) Power of Attorney - Lawrence T. Rowland is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

     (16) (c) Power of Attorney - Keith J. Ryan is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed on December 17, 1999.

     (16) (d) Power of Attorney - H. Thomas McMeekin is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

     (16) (e) Power of Attorney - Richard C. Vaughn is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


          (f)  Power of Attorney - Jon Boscia.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
----                            ------------------------------------
Jon A. Boscia**                 President and Director

John H. Gotta****               Chief Executive Officer of Life Insurance,
                                Senior Vice President, and Director
Stephen H. Lewis*               Interim Chief Executive Officer of Annuities,
                                Senior Vice President, and Director

H. Thomas McMeekin*****         Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Lawrence T. Rowland***          Executive Vice President and Director
Keith J. Ryan*                  Vice President, Controller and Chief Accounting
                                Officer
Todd R. Stephenson*             Senior Vice President, Chief Financial Officer
                                and Assistant Treasurer
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Roy V. Washington*              Vice President and Chief Compliance Officer


          * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506.

         ** Principal business address is Centre Square, West Tower 1500 Market St., Suite 3900 Philadelphia, PA 19102-2112

        *** Principal business address is 1700 Magnovox Way, One Reinsurance Place, Fort Wayne, Indiana 46804-1538.

       ****  Principal business address is 350 Church Street, Hartford, CT
             06103.

      ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of February 29, 2000 there were 6,053 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 1999.


       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None            $176,441          None       $2,289,189

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    See Exhibit 15(b): Books and Records Report.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES

    (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 19th day of April, 2000.


                                         LINCOLN LIFE VARIABLE ANNUITY
                                         ACCOUNT N--Lincoln ChoicePlus
                                         (Registrant)


                                         By: /s/ Jeffrey K. Dellinger
                                            -----------------------------------
                                            Jeffrey K. Dellinger
                                            Vice President, LNL

                                         By: THE LINCOLN NATIONAL LIFE INSURANCE
                                             COMPANY (Depositor)

                                         By: /s/ Stephen H. Lewis
                                            -----------------------------------
                                            Stephen H. Lewis
                                            (Signature-Officer of Depositor)
                                            Interim Chief Executive Officer &
                                            Senior Vice President, LNL
                                            (Title)

    (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositors by the following persons in the capacities and on the dates indicated.


Signature                         Title                                      Date
---------                         -----                                      ----

**                                President and Director                April 19, 2000
------------------------------    (Principal Executive Officer)
Jon A. Boscia

*
------------------------------    Executive Vice President              April 19, 2000
Lawrence T. Rowland               and Director

**
------------------------------    Vice President, and Controller        April 19, 2000
Keith J. Ryan                     (Principal Accounting Officer)

**
------------------------------    Senior Vice President, Chief          April 19, 2000
Todd R. Stephenson                Financial Officer and Assistant
                                  Treasurer
                                  (Principal Financial Officer)

------------------------------    Chief Executive Officer of            April   , 2000
John H. Gotta                     Life Insurance, Senior Vice
                                  President and Director

/s/ Stephen H. Lewis              Interim Chief Executive Officer       April 19, 2000
------------------------------    of Annuities, Senior Vice
Stephen H. Lewis                  President and Director

*
------------------------------    Director                              April 19, 2000
H. Thomas McMeekin

*
------------------------------    Director                              April 19, 2000
Richard C. Vaughan

*By:  /s/ Steven M. Kluever       Pursuant to a Power of Attorney filed with
    --------------------------    Post-Effective Amendment No. 3 to the
    Steven M. Kluever             Registration Statement

**By: /s/ Steven M. Kluever       Pursuant to a Power of Attorney filed with
    --------------------------    Post-Effective Amendment No. 4 to the
    Steven M. Kluever             Registration Statement

                                      C-5